UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

(formerly Consumer Industries Portfolio)

September 30, 2006

VCI-QTLY-1106

1.807732.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTOMOBILES - 0.6%
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	1,200	$75,300
BEVERAGES - 12.0%
Brewers - 1.0%
InBev SA	1,300	71,579
SABMiller PLC	3,200	59,783
		131,362
Distillers & Vintners - 1.2%
Diageo PLC sponsored ADR	900	63,936
Pernod Ricard SA	400	83,238
		147,174
Soft Drinks - 9.8%
Coca-Cola Enterprises, Inc.	4,300	89,569
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	2,000	68,680
Hansen Natural Corp. (a)	2,100	68,208
PepsiCo, Inc.	8,700	567,762
The Coca-Cola Co.	9,800	437,864
		1,232,083
TOTAL BEVERAGES		1,510,619
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
Sothebys Class A (ltd. vtg.)	2,200	70,928
Weight Watchers International, Inc.	1,500	66,510
		137,438
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Specialized Finance - 0.6%
Moody's Corp.	1,100	71,918
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)	4,500	37,350
SolarWorld AG	600	32,968
		70,318
FOOD & STAPLES RETAILING - 12.6%
Drug Retail - 4.8%
CVS Corp.	10,000	321,200
Walgreen Co.	6,200	275,218
		596,418
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	1,000	30,990
Food Retail - 2.2%
Kroger Co.	5,500	127,270
Safeway, Inc.	4,900	148,715
		275,985

	Shares	Value
Hypermarkets & Super Centers - 5.4%
Wal-Mart Stores, Inc.	13,680	$674,698
TOTAL FOOD & STAPLES RETAILING		1,578,091
FOOD PRODUCTS - 13.3%
Agricultural Products - 0.8%
Archer-Daniels-Midland Co.	2,700	102,276
Packaged Foods & Meats - 12.5%
Cadbury Schweppes PLC sponsored ADR	1,900	81,263
Groupe Danone	600	84,227
Kellogg Co.	3,100	153,512
Koninklijke Numico NV	1,300	58,523
Lindt & Spruengli AG (participation certificate)	18	40,555
Nestle SA sponsored ADR	7,800	684,060
Tyson Foods, Inc. Class A	2,100	33,348
Unilever NV (NY Shares)	17,300	424,542
		1,560,030
TOTAL FOOD PRODUCTS		1,662,306
HOTELS, RESTAURANTS & LEISURE - 6.5%
Casinos & Gaming - 1.9%
Boyd Gaming Corp.	600	23,064
International Game Technology	1,800	74,700
Penn National Gaming, Inc. (a)	1,500	54,780
WMS Industries, Inc. (a)	1,000	29,210
Wynn Resorts Ltd. (a)	800	54,408
		236,162
Hotels, Resorts & Cruise Lines - 1.3%
Ctrip.com International Ltd. sponsored ADR	600	26,970
Starwood Hotels & Resorts Worldwide, Inc.	2,300	131,537
		158,507
Leisure Facilities - 0.3%
Vail Resorts, Inc. (a)	1,000	40,020
Restaurants - 3.0%
Buffalo Wild Wings, Inc. (a)	3,300	126,225
Domino's Pizza, Inc.	1,200	30,780
Panera Bread Co. Class A (a)	700	40,775
Starbucks Corp. (a)	3,400	115,770
Wendy's International, Inc.	1,000	67,000
		380,550
TOTAL HOTELS, RESTAURANTS & LEISURE		815,239
HOUSEHOLD PRODUCTS - 7.9%
Household Products - 7.9%
Colgate-Palmolive Co.	5,100	316,710
Procter & Gamble Co.	10,862	673,227
		989,937
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 1.7%
Catalog Retail - 1.7%
Coldwater Creek, Inc. (a)	7,400	$212,824
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	400	160,760
MEDIA - 6.3%
Broadcasting & Cable TV - 0.2%
Grupo Televisa SA de CV (CPO) sponsored ADR	1,400	29,764
Movies & Entertainment - 4.5%
News Corp. Class A	12,741	250,361
The Walt Disney Co.	8,200	253,462
Viacom, Inc. Class B (non-vtg.) (a)	1,700	63,206
		567,029
Publishing - 1.6%
McGraw-Hill Companies, Inc.	2,400	139,272
R.H. Donnelley Corp.	1,100	58,190
		197,462
TOTAL MEDIA		794,255
MULTILINE RETAIL - 10.5%
Department Stores - 8.6%
Federated Department Stores, Inc.	17,100	738,890
JCPenney Co., Inc.	3,100	212,009
Saks, Inc.	7,400	127,872
		1,078,771
General Merchandise Stores - 1.9%
Target Corp.	4,400	243,100
TOTAL MULTILINE RETAIL		1,321,871
PERSONAL PRODUCTS - 1.6%
Personal Products - 1.6%
Avon Products, Inc.	4,200	128,772
Herbalife Ltd. (a)	1,900	71,972
		200,744
SPECIALTY RETAIL - 12.9%
Apparel Retail - 7.5%
Abercrombie & Fitch Co. Class A	600	41,688
Aeropostale, Inc. (a)	1,600	46,768
American Eagle Outfitters, Inc.	1,500	65,745
AnnTaylor Stores Corp. (a)	700	29,302
Casual Male Retail Group, Inc. (a)	3,200	43,936
Charlotte Russe Holding, Inc. (a)	2,400	66,096
Chico's FAS, Inc. (a)	1,100	23,683
Gymboree Corp. (a)	2,400	101,232
Limited Brands, Inc.	3,600	95,364
The Children's Place Retail Stores, Inc. (a)	900	57,627

	Shares	Value
TJX Companies, Inc.	4,000	$112,120
Tween Brands, Inc. (a)	4,800	180,480
Urban Outfitters, Inc. (a)	1,800	31,842
Zumiez, Inc. (a)	1,600	43,200
		939,083
Automotive Retail - 0.8%
AutoZone, Inc. (a)	700	72,310
O'Reilly Automotive, Inc. (a)	800	26,568
		98,878
Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	3,950	211,562
Gamestop Corp. Class B (a)	1,100	49,181
		260,743
Specialty Stores - 2.5%
Office Depot, Inc. (a)	3,400	134,980
OfficeMax, Inc.	1,300	52,962
Staples, Inc.	3,750	91,238
Tiffany & Co., Inc.	1,000	33,200
		312,380
TOTAL SPECIALTY RETAIL		1,611,084
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Apparel, Accessories & Luxury Goods - 1.5%
Coach, Inc. (a)	2,400	82,560
Polo Ralph Lauren Corp. Class A	1,700	109,973
		192,533
Footwear - 0.3%
Deckers Outdoor Corp. (a)	800	37,856
TOTAL TEXTILES, APPAREL & LUXURY GOODS		230,389
TOBACCO - 5.4%
Tobacco - 5.4%
Altria Group, Inc.	7,600	581,780
British American Tobacco PLC sponsored ADR	1,200	65,652
Loews Corp. - Carolina Group	600	33,234
		680,666
TOTAL COMMON STOCKS (Cost $10,740,800)		12,123,759
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b) (Cost $378,545)	378,545	$378,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,119,345)	12,502,304
NET OTHER ASSETS - 0.0%	434
NET ASSETS - 100%	$12,502,738
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$8,904
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $11,137,655. Net unrealized appreciation aggregated $1,364,649, of which $1,525,664 related to appreciated investment securities and $161,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

(formerly Natural Resources Portfolio)

September 30, 2006

VNR-QTLY-1106

1.807722.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AIRLINES - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc. (a)	65,000	$644,800
CHEMICALS - 2.3%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	14,900	266,710
Formosa Chemicals & Fibre Corp.	581,800	861,015
Georgia Gulf Corp.	8,500	233,070
Tokai Carbon Co. Ltd.	8,100	51,557
		1,412,352
Diversified Chemicals - 0.3%
Ashland, Inc.	20,600	1,313,868
Fertilizers & Agricultural Chemicals - 1.5%
Agrium, Inc.	28,900	780,697
CF Industries Holdings, Inc.	66,600	1,136,862
Mosaic Co.	182,700	3,087,630
Terra Nitrogen Co. LP	36,891	964,700
		5,969,889
Specialty Chemicals - 0.2%
Tokuyama Corp.	56,000	748,910
TOTAL CHEMICALS		9,445,019
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc.	3,000	130,650
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	163,000	3,921,780
Fluor Corp.	21,800	1,676,202
Infrasource Services, Inc. (a)	27,700	486,135
		6,084,117
CONTAINERS & PACKAGING - 0.6%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc. (a)	3,600	55,512
Paper Packaging - 0.6%
Smurfit-Stone Container Corp. (a)	113,300	1,268,960
Temple-Inland, Inc.	28,400	1,138,840
		2,407,800
TOTAL CONTAINERS & PACKAGING		2,463,312
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 0.4%
Q-Cells AG	21,800	892,920
Suntech Power Holdings Co. Ltd. sponsored ADR	24,100	622,503
		1,515,423

	Shares	Value
Heavy Electrical Equipment - 0.9%
Areva (investment certificates)(non-vtg.)	100	$60,691
Vestas Wind Systems AS (a)	137,200	3,663,614
		3,724,305
TOTAL ELECTRICAL EQUIPMENT		5,239,728
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	16,600	926,280
ENERGY EQUIPMENT & SERVICES - 31.0%
Oil & Gas Drilling - 12.4%
Diamond Offshore Drilling, Inc.	101,400	7,338,318
ENSCO International, Inc.	19,400	850,302
GlobalSantaFe Corp.	366,300	18,311,337
Nabors Industries Ltd. (a)	1,400	41,650
Noble Corp.	186,730	11,984,331
Patterson-UTI Energy, Inc.	20,100	477,576
Pride International, Inc. (a)	260,000	7,129,200
Rowan Companies, Inc.	500	15,815
TODCO Class A	700	24,220
Transocean, Inc. (a)	70,500	5,162,715
		51,335,464
Oil & Gas Equipment & Services - 18.6%
Baker Hughes, Inc.	92,580	6,313,956
Cameron International Corp. (a)	1,500	72,465
FMC Technologies, Inc. (a)	1,300	69,810
Global Industries Ltd. (a)	2,700	42,012
Grant Prideco, Inc. (a)	5,500	209,165
Halliburton Co.	452,400	12,870,780
Hanover Compressor Co. (a)	14	255
Hydril Co. (a)	25,600	1,435,136
Key Energy Services, Inc. (a)	85,500	1,162,800
Maverick Tube Corp. (a)	1,400	90,762
National Oilwell Varco, Inc. (a)	247,739	14,505,118
Oceaneering International, Inc. (a)	5,700	175,560
Oil States International, Inc. (a)	2,400	66,000
Saipem Spa	2,300	49,944
Schlumberger Ltd. (NY Shares)	331,020	20,533,171
Smith International, Inc.	324,680	12,597,584
W-H Energy Services, Inc. (a)	23,400	970,398
Weatherford International Ltd. (a)	127,600	5,323,472
		76,488,388
TOTAL ENERGY EQUIPMENT & SERVICES		127,823,852
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	1,300	49,244
Corn Products International, Inc.	67,689	2,202,600
Global Bio-Chem Technology Group Co. Ltd.	46,000	12,872
		2,264,716
Common Stocks - continued
	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	6,900	$564,213
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Mirant Corp. (a)	105,600	2,883,936
NRG Energy, Inc. (a)	6,800	308,040
TXU Corp.	26,700	1,669,284
		4,861,260
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	41,300	1,726,340
Walter Industries, Inc.	800	34,144
		1,760,484
INVESTMENT COMPANIES - 0.0%
Investment Companies - 0.0%
Canfor Pulp Income Fund	18	186
MACHINERY - 2.1%
Construction & Farm Machinery & Heavy Trucks - 2.1%
Bucyrus International, Inc. Class A	123,400	5,234,628
Joy Global, Inc.	83,750	3,149,838
Trinity Industries, Inc.	11,700	376,389
		8,760,855
METALS & MINING - 15.1%
Aluminum - 4.0%
Alcan, Inc.	520	20,722
Alcoa, Inc.	475,290	13,327,132
Century Aluminum Co. (a)	1,100	37,015
Novelis, Inc.	126,400	3,235,894
		16,620,763
Diversified Metals & Mining - 4.9%
Falconbridge Ltd.	116,000	6,466,407
Freeport-McMoRan Copper & Gold, Inc. Class B	840	44,738
Inco Ltd.	17,800	1,356,714
Phelps Dodge Corp.	600	50,820
RTI International Metals, Inc. (a)	55,500	2,418,690
Teck Cominco Ltd. Class B (sub. vtg.)	43,200	2,704,951
Titanium Metals Corp.	277,169	7,006,832
		20,049,152
Gold - 3.2%
Bema Gold Corp. (a)	102,000	448,893
Eldorado Gold Corp. (a)	241,900	1,049,434
Meridian Gold, Inc. (a)	173,500	4,298,895
Newmont Mining Corp.	177,700	7,596,675
		13,393,897

	Shares	Value
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	34,600	$551,512
Shore Gold, Inc. (a)	101,600	517,111
		1,068,623
Steel - 2.7%
Allegheny Technologies, Inc.	78,400	4,875,696
Hitachi Metals Ltd.	4,000	37,750
Mittal Steel Co. NV Class A (NY Shares)	1,500	52,110
Oregon Steel Mills, Inc. (a)	125,500	6,133,185
		11,098,741
TOTAL METALS & MINING		62,231,176
OIL, GAS & CONSUMABLE FUELS - 40.3%
Coal & Consumable Fuels - 3.8%
Arch Coal, Inc.	59,200	1,711,472
Cameco Corp.	117,000	4,262,632
CONSOL Energy, Inc.	105,500	3,347,515
Foundation Coal Holdings, Inc.	71,600	2,317,692
Peabody Energy Corp.	113,000	4,156,140
USEC, Inc.	900	8,676
		15,804,127
Integrated Oil & Gas - 13.2%
BP PLC sponsored ADR	1,240	81,319
Chevron Corp.	161,100	10,448,946
ConocoPhillips	252,675	15,041,743
ENI Spa sponsored ADR	59,250	3,525,968
Exxon Mobil Corp.	179,781	12,063,305
Hess Corp.	1,200	49,704
Husky Energy, Inc.	19,900	1,280,920
MOL Hungarian Oil and Gas NyRt Series A (For. Reg.)	300	27,349
OAO Gazprom sponsored ADR	70,082	3,066,088
Occidental Petroleum Corp.	70,400	3,386,944
OMV AG	28,765	1,490,446
Suncor Energy, Inc.	54,800	3,930,777
		54,393,509
Oil & Gas Exploration & Production - 17.4%
Anadarko Petroleum Corp.	1,000	43,830
Apache Corp.	400	25,280
Cabot Oil & Gas Corp.	66,600	3,192,138
Canadian Natural Resources Ltd.	118,000	5,376,734
Chesapeake Energy Corp. (d)	387,900	11,241,342
Comstock Resources, Inc. (a)	700	19,005
Denbury Resources, Inc. (a)	1,200	34,680
Devon Energy Corp.	400	25,260
EnCana Corp.	60,536	2,816,295
EOG Resources, Inc.	110,700	7,201,035
EXCO Resources, Inc.	1,800	22,338
Forest Oil Corp. (a)	15,900	502,281
Goodrich Petroleum Corp.	2,100	63,252
Houston Exploration Co. (a)	10,800	595,620
Hugoton Royalty Trust	8,732	230,088
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Mariner Energy, Inc. (a)	20,716	$380,553
Newfield Exploration Co. (a)	900	34,686
Nexen, Inc.	47,600	2,544,031
Penn West Energy Trust	29,200	1,068,277
Plains Exploration & Production Co. (a)	57,100	2,450,161
Pogo Producing Co.	700	28,665
Quicksilver Resources, Inc. (a)	40,850	1,303,115
Range Resources Corp.	387,200	9,772,928
Southwestern Energy Co. (a)	1,000	29,870
Talisman Energy, Inc.	358,400	5,847,503
Ultra Petroleum Corp. (a)	181,100	8,712,721
W&T Offshore, Inc.	18,200	531,622
XTO Energy, Inc.	183,300	7,722,429
		71,815,739
Oil & Gas Refining & Marketing - 3.4%
ERG Spa	1,800	35,905
Frontier Oil Corp.	2,400	63,792
Neste Oil Oyj	1,200	34,878
Valero Energy Corp.	264,524	13,615,050
Western Refining, Inc.	2,800	65,072
		13,814,697
Oil & Gas Storage & Transport - 2.5%
El Paso Corp.	148,300	2,022,812
Kinder Morgan, Inc.	5,800	608,130
OMI Corp.	152,000	3,299,920
Plains All American Pipeline LP	15,600	719,940
TransCanada Corp. (d)	42,800	1,345,695
Williams Companies, Inc.	88,300	2,107,721
		10,104,218
TOTAL OIL, GAS & CONSUMABLE FUELS		165,932,290
PAPER & FOREST PRODUCTS - 1.6%
Forest Products - 1.3%
Canfor Corp. New (a)	184	1,835
Sino-Forest Corp. (a)	403,600	1,541,547
Weyerhaeuser Co.	61,200	3,765,636
		5,309,018

	Shares	Value
Paper Products - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	23,400	$1,164,618
TOTAL PAPER & FOREST PRODUCTS		6,473,636
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Plum Creek Timber Co., Inc.	20,000	680,800
ROAD & RAIL - 0.5%
Railroads - 0.5%
Burlington Northern Santa Fe Corp.	26,700	1,960,848
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	1,000	15,476
TOTAL COMMON STOCKS (Cost $353,981,218)		408,263,698
Money Market Funds - 2.9%

Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c) (Cost $12,185,324)	12,185,324	12,185,324
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $366,166,542)	420,449,022
NET OTHER ASSETS - (2.0)%	(8,342,698)
NET ASSETS - 100%	$412,106,324
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$221,928
Fidelity Securities Lending Cash Central Fund	82,484
Total	$304,412
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $368,083,621. Net unrealized appreciation aggregated $52,365,401, of which $67,040,792 related to appreciated investment securities and $14,675,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2006

VFS-QTLY-1106

1.807734.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 17.3%
Asset Management & Custody Banks - 6.3%
Affiliated Managers Group, Inc.	1,000	$100,110
American Capital Strategies Ltd. (d)	5,400	213,138
Ameriprise Financial, Inc.	3,008	141,075
Bank of New York Co., Inc.	5,650	199,219
Federated Investors, Inc. Class B (non-vtg.)	1,380	46,658
Franklin Resources, Inc.	4,300	454,725
Investors Financial Services Corp.	8,600	370,488
Legg Mason, Inc.	1,300	131,118
Northern Trust Corp.	3,850	224,956
Nuveen Investments, Inc. Class A	2,500	128,075
State Street Corp.	7,600	474,240
Technology Investment Capital Corp.	5,100	74,613
		2,558,415
Diversified Capital Markets - 1.2%
UBS AG (NY Shares)	8,000	474,480
Investment Banking & Brokerage - 9.8%
Bear Stearns Companies, Inc.	1,080	151,308
Charles Schwab Corp.	14,700	263,130
Daiwa Securities Group, Inc.	6,000	69,982
E*TRADE Financial Corp.	20,800	497,536
E*TRADE Securities Co. Ltd.	24	27,221
KKR Private Equity Investors, LP (a)	200	4,310
KKR Private Equity Investors, LP Restricted Depository Units (e)	3,500	75,425
Lazard Ltd. Class A	5,100	203,898
MCF Corp. (a)	32,500	22,425
Merrill Lynch & Co., Inc.	16,200	1,267,164
Morgan Stanley	12,710	926,686
Nikko Cordial Corp.	4,500	52,182
Nomura Holdings, Inc.	4,600	80,868
optionsXpress Holdings, Inc.	2,600	72,488
TD Ameritrade Holding Corp.	5,035	94,910
TradeStation Group, Inc. (a)	8,528	128,517
		3,938,050
TOTAL CAPITAL MARKETS		6,970,945
COMMERCIAL BANKS - 18.4%
Diversified Banks - 15.4%
ABN-AMRO Holding NV sponsored ADR	3,300	96,426
Banco Bilbao Vizcaya Argentaria SA	5,100	117,963
Banco Popolare di Verona e Novara	10,300	284,609
Bank Hapoalim BM (Reg.)	13,600	64,268
Bank of Montreal	6,900	417,228
HDFC Bank Ltd. sponsored ADR	1,400	85,470
HSBC Holdings PLC:
(United Kingdom) (Reg.)	7,400	135,464
sponsored ADR	1,500	137,295
ICICI Bank Ltd.	9,926	152,716

	Shares	Value
Kookmin Bank	1,310	$103,272
Mizrahi Tefahot Bank Ltd.	8,700	53,422
Standard Chartered PLC (United Kingdom)	7,903	202,382
State Bank of India	3,784	101,723
Toronto-Dominion Bank	4,700	279,238
U.S. Bancorp, Delaware	17,500	581,350
Unicredito Italiano Spa	13,200	109,556
Wachovia Corp.	31,301	1,746,596
Wells Fargo & Co.	41,300	1,494,234
		6,163,212
Regional Banks - 3.0%
Boston Private Financial Holdings, Inc.	1,500	41,820
Cathay General Bancorp	5,614	202,665
Center Financial Corp., California	5,300	126,034
City National Corp.	900	60,354
East West Bancorp, Inc.	1,500	59,415
M&T Bank Corp.	800	95,968
Nara Bancorp, Inc.	3,500	64,015
North Fork Bancorp, Inc., New York	3,650	104,536
SVB Financial Group (a)	4,500	200,880
The Keiyo Bank Ltd.	8,000	45,029
UCBH Holdings, Inc.	4,400	76,824
UnionBanCal Corp.	2,300	140,070
		1,217,610
TOTAL COMMERCIAL BANKS		7,380,822
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
American Express Co.	15,840	888,307
Capital One Financial Corp. (d)	4,900	385,434
Dollar Financial Corp. (a)	7,110	155,140
SLM Corp.	6,240	324,355
		1,753,236
DIVERSIFIED FINANCIAL SERVICES - 14.4%
Other Diversifed Financial Services - 12.5%
Bank of America Corp.	41,959	2,247,744
Citigroup, Inc.	12,230	607,464
FirstRand Ltd.	22,200	50,449
ING Groep NV sponsored ADR	2,000	87,960
JPMorgan Chase & Co.	42,938	2,016,368
		5,009,985
Specialized Finance - 1.9%
Asset Acceptance Capital Corp. (a)	5,214	84,728
CBOT Holdings, Inc. Class A	800	96,632
IntercontinentalExchange, Inc.	4,100	307,787
Marlin Business Services Corp. (a)	3,317	69,325
The NASDAQ Stock Market, Inc. (a)	7,100	214,704
		773,176
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,783,161
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	9,500	$227,525
INSURANCE - 30.7%
Insurance Brokers - 0.7%
National Financial Partners Corp.	4,300	176,429
Willis Group Holdings Ltd.	2,800	106,400
		282,829
Life & Health Insurance - 4.3%
AFLAC, Inc.	7,300	334,048
Lincoln National Corp.	2,500	155,200
MetLife, Inc.	7,910	448,339
Protective Life Corp.	800	36,600
Prudential Financial, Inc.	4,050	308,813
Shin Kong Financial Holding Co. Ltd.	76,554	70,404
Sun Life Financial, Inc.	6,390	262,070
T&D Holdings, Inc.	1,300	94,079
		1,709,553
Multi-Line Insurance - 10.5%
American International Group, Inc.	56,710	3,757,604
Hartford Financial Services Group, Inc.	5,360	464,980
		4,222,584
Property & Casualty Insurance - 8.6%
ACE Ltd.	19,850	1,086,391
Allied World Assurance Co. Holdings Ltd.	2,700	109,080
Allstate Corp.	6,100	382,653
Aspen Insurance Holdings Ltd.	18,700	483,021
Axis Capital Holdings Ltd.	4,700	163,043
Berkshire Hathaway, Inc. Class B (a)	71	225,354
MBIA, Inc.	3,460	212,582
The St. Paul Travelers Companies, Inc.	12,000	562,680
XL Capital Ltd. Class A	3,200	219,840
		3,444,644
Reinsurance - 6.6%
Endurance Specialty Holdings Ltd.	31,460	1,109,280
Everest Re Group Ltd.	1,000	97,530
IPC Holdings Ltd.	400	12,168
Max Re Capital Ltd.	11,899	273,201
Montpelier Re Holdings Ltd.	2,900	56,231
PartnerRe Ltd.	1,600	108,112

	Shares	Value
Platinum Underwriters Holdings Ltd.	29,300	$903,319
Swiss Reinsurance Co. (Reg.)	1,393	106,622
		2,666,463
TOTAL INSURANCE		12,326,073
REAL ESTATE INVESTMENT TRUSTS - 4.2%
Mortgage REITs - 0.2%
Annaly Capital Management, Inc.	7,500	98,550
Office REITs - 0.5%
Duke Realty Corp.	2,230	83,291
Reckson Associates Realty Corp.	2,500	107,000
		190,291
Residential REITs - 1.6%
Equity Lifestyle Properties, Inc.	1,300	59,423
Equity Residential (SBI)	7,990	404,134
United Dominion Realty Trust, Inc. (SBI)	6,200	187,240
		650,797
Retail REITs - 1.9%
CBL & Associates Properties, Inc.	2,300	96,393
Developers Diversified Realty Corp.	3,300	184,008
General Growth Properties, Inc.	1,500	71,475
Kimco Realty Corp.	2,000	85,740
Simon Property Group, Inc.	3,400	308,108
		745,724
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,685,362
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Mitsui Fudosan Co. Ltd.	6,000	136,358
THRIFTS & MORTGAGE FINANCE - 8.0%
Thrifts & Mortgage Finance - 8.0%
Countrywide Financial Corp.	11,059	387,507
Downey Financial Corp.	600	39,924
Fannie Mae	16,250	908,538
Freddie Mac	3,300	218,889
Golden West Financial Corp., Delaware	5,800	448,050
Hudson City Bancorp, Inc.	20,879	276,647
MGIC Investment Corp.	1,700	101,949
Radian Group, Inc.	1,825	109,500
Sovereign Bancorp, Inc.	7,729	166,251
The PMI Group, Inc.	2,300	100,763
W Holding Co., Inc.	10,148	59,975
Washington Mutual, Inc.	8,900	386,883
		3,204,876
TOTAL COMMON STOCKS (Cost $30,368,723)		39,468,358
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	506,347	$506,347
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	421,975	421,975
TOTAL MONEY MARKET FUNDS (Cost $928,322)		928,322
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $31,297,045)	40,396,680
NET OTHER ASSETS - (0.6)%	(224,597)
NET ASSETS - 100%	$40,172,083
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,425 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$11,187
Fidelity Securities Lending Cash Central Fund	1,084
Total	$12,271
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $31,430,080. Net unrealized appreciation aggregated $8,966,600, of which $9,402,095 related to appreciated investment securities and $435,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2006

VIPF2005-QTLY-1106

1.822342.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.7%
	Shares	Value
Domestic Equity Funds - 40.7%
VIP Contrafund Portfolio Initial Class	16,073	$515,453
VIP Equity-Income Portfolio Initial Class	23,336	618,875
VIP Growth & Income Portfolio Initial Class	40,563	617,773
VIP Growth Portfolio Initial Class	17,873	619,120
VIP Mid Cap Portfolio Initial Class	6,620	215,032
VIP Value Portfolio Initial Class	38,666	525,088
VIP Value Strategies Portfolio Initial Class	17,856	220,516
TOTAL DOMESTIC EQUITY FUNDS		3,331,857
International Equity Funds - 9.0%
VIP Overseas Portfolio Initial Class	33,903	738,400
TOTAL EQUITY FUNDS (Cost $3,732,014)		4,070,257
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Initial Class	61,008	401,433
Investment Grade Fixed-Income Funds - 34.4%
VIP Investment Grade Bond Portfolio Initial Class	223,109	2,813,400
TOTAL FIXED-INCOME FUNDS (Cost $3,167,607)		3,214,833
Short-Term Funds - 11.0%

VIP Money Market Portfolio Initial Class (Cost $898,322)	898,322	898,322
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,797,943)		$8,183,412
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $7,797,943. Net unrealized appreciation aggregated $385,469, of which $403,962 related to appreciated investment securities and $18,493 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2006

VIPF2010-QTLY-1106

1.822344.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 41.4%
VIP Contrafund Portfolio Initial Class	107,465	$3,446,400
VIP Equity-Income Portfolio Initial Class	155,731	4,129,990
VIP Growth & Income Portfolio Initial Class	270,740	4,123,368
VIP Growth Portfolio Initial Class	119,277	4,131,762
VIP Mid Cap Portfolio Initial Class	44,168	1,434,586
VIP Value Portfolio Initial Class	258,363	3,508,567
VIP Value Strategies Portfolio Initial Class	119,150	1,471,501
TOTAL DOMESTIC EQUITY FUNDS		22,246,174
International Equity Funds - 9.4%
VIP Overseas Portfolio Initial Class	232,081	5,054,721
TOTAL EQUITY FUNDS (Cost $25,899,506)		27,300,895
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	404,256	2,660,007
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	1,487,667	18,759,479
TOTAL FIXED-INCOME FUNDS (Cost $21,053,685)		21,419,486
Short-Term Funds - 9.3%

VIP Money Market Portfolio Initial Class (Cost $5,025,951)	5,025,951	5,025,951
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $51,979,142)		$53,746,332
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $51,979,176. Net unrealized appreciation aggregated $1,767,156, of which $1,917,258 related to appreciated investment securities and $150,102 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2006

VIPF2015-QTLY-1106

1.822346.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.4%
	Shares	Value
Domestic Equity Funds - 48.2%
VIP Contrafund Portfolio Initial Class	66,109	$2,120,113
VIP Equity-Income Portfolio Initial Class	95,658	2,536,839
VIP Growth & Income Portfolio Initial Class	166,285	2,532,527
VIP Growth Portfolio Initial Class	73,254	2,537,517
VIP Mid Cap Portfolio Initial Class	27,208	883,709
VIP Value Portfolio Initial Class	158,900	2,157,864
VIP Value Strategies Portfolio Initial Class	73,390	906,369
TOTAL DOMESTIC EQUITY FUNDS		13,674,938
International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	145,820	3,175,953
TOTAL EQUITY FUNDS (Cost $15,744,742)		16,850,891
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 6.3%
VIP High Income Portfolio Initial Class	269,849	1,775,603
Investment Grade Fixed-Income Funds - 29.9%
VIP Investment Grade Bond Portfolio Initial Class	672,988	8,486,377
TOTAL FIXED-INCOME FUNDS (Cost $10,118,370)		10,261,980
Short-Term Funds - 4.4%

VIP Money Market Portfolio Initial Class (Cost $1,242,780)	1,242,780	1,242,780
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $27,105,892)		$28,355,651
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $27,105,892. Net unrealized appreciation aggregated $1,249,759, of which $1,319,950 related to appreciated investment securities and $70,191 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2006

VIPF2020-QTLY-1106

1.822349.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.7%
	Shares	Value
Domestic Equity Funds - 56.5%
VIP Contrafund Portfolio Initial Class	193,301	$6,199,173
VIP Equity-Income Portfolio Initial Class	279,612	7,415,320
VIP Growth & Income Portfolio Initial Class	486,201	7,404,842
VIP Growth Portfolio Initial Class	214,227	7,420,824
VIP Mid Cap Portfolio Initial Class	79,295	2,575,491
VIP Value Portfolio Initial Class	464,770	6,311,576
VIP Value Strategies Portfolio Initial Class	214,156	2,644,825
TOTAL DOMESTIC EQUITY FUNDS		39,972,051
International Equity Funds - 13.2%
VIP Overseas Portfolio Initial Class	428,505	9,332,830
TOTAL EQUITY FUNDS (Cost $46,541,085)		49,304,881
Fixed-Income Funds - 30.1%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	787,486	5,181,655
Investment Grade Fixed-Income Funds - 22.8%
VIP Investment Grade Bond Portfolio Initial Class	1,279,628	16,136,117
TOTAL FIXED-INCOME FUNDS (Cost $20,999,174)		21,317,772
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $129,098)	129,098	129,098
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $67,669,357)		$70,751,751
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $67,669,371. Net unrealized appreciation aggregated $3,082,380, of which $3,292,759 related to appreciated investment securities and $210,379 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2006

VIPF2025-QTLY-1106

1.822350.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 73.2%
	Shares	Value
Domestic Equity Funds - 59.3%
VIP Contrafund Portfolio Initial Class	24,760	$794,063
VIP Equity-Income Portfolio Initial Class	35,774	948,718
VIP Growth & Income Portfolio Initial Class	62,182	947,039
VIP Growth Portfolio Initial Class	27,386	948,662
VIP Mid Cap Portfolio Initial Class	10,177	330,540
VIP Value Portfolio Initial Class	59,460	807,465
VIP Value Strategies Portfolio Initial Class	27,391	338,276
TOTAL DOMESTIC EQUITY FUNDS		5,114,763
International Equity Funds - 13.9%
VIP Overseas Portfolio Initial Class	54,968	1,197,205
TOTAL EQUITY FUNDS (Cost $5,807,087)		6,311,968
Fixed-Income Funds - 26.8%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	95,841	630,632
Investment Grade Fixed-Income Funds - 19.5%
VIP Investment Grade Bond Portfolio Initial Class	132,898	1,675,842
TOTAL FIXED-INCOME FUNDS (Cost $2,269,752)		2,306,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,076,839)		$8,618,442
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,076,839. Net unrealized appreciation aggregated $541,603, of which $556,055 related to appreciated investment securities and $14,452 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2006

VIPF2030-QTLY-1106

1.822347.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.9%
	Shares	Value
Domestic Equity Funds - 67.1%
VIP Contrafund Portfolio Initial Class	85,875	$2,754,021
VIP Equity-Income Portfolio Initial Class	124,244	3,294,944
VIP Growth & Income Portfolio Initial Class	215,995	3,289,599
VIP Growth Portfolio Initial Class	95,164	3,296,472
VIP Mid Cap Portfolio Initial Class	35,238	1,144,524
VIP Value Portfolio Initial Class	206,412	2,803,068
VIP Value Strategies Portfolio Initial Class	95,056	1,173,946
TOTAL DOMESTIC EQUITY FUNDS		17,756,574
International Equity Funds - 15.8%
VIP Overseas Portfolio Initial Class	191,741	4,176,117
TOTAL EQUITY FUNDS (Cost $20,410,315)		21,932,691
Fixed-Income Funds - 17.1%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	291,987	1,921,276
Investment Grade Fixed-Income Funds - 9.8%
VIP Investment Grade Bond Portfolio Initial Class	205,887	2,596,235
TOTAL FIXED-INCOME FUNDS (Cost $4,437,775)		4,517,511
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class (Cost $2)	2	2
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $24,848,092)		$26,450,204
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $24,848,091. Net unrealized appreciation aggregated $1,602,113, of which $1,673,353 related to appreciated investment securities and $71,240 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2006

VIPFINC-QTLY-1106

1.822341.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.8%
	Shares	Value
Domestic Equity Funds - 20.8%
VIP Contrafund Portfolio Initial Class	9,214	$295,506
VIP Equity-Income Portfolio Initial Class	13,345	353,911
VIP Growth & Income Portfolio Initial Class	23,195	353,260
VIP Growth Portfolio Initial Class	10,218	353,946
VIP Mid Cap Portfolio Initial Class	3,790	123,092
VIP Value Portfolio Initial Class	22,150	300,801
VIP Value Strategies Portfolio Initial Class	10,217	126,180
TOTAL EQUITY FUNDS (Cost $1,760,218)		1,906,696
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	69,572	457,781
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	253,646	3,198,470
TOTAL FIXED-INCOME FUNDS (Cost $3,612,788)		3,656,251
Short-Term Funds - 39.3%

VIP Money Market Portfolio Initial Class (Cost $3,599,407)	3,599,407	3,599,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,972,413)		$9,162,354
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,972,431. Net unrealized appreciation aggregated $189,923, of which $201,503 related to appreciated investment securities and $11,580 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2006

VIPFLI-I-QTLY-1106

1.822343.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.2%
	Shares	Value
Domestic Equity Funds - 37.3%
VIP Contrafund Portfolio Investor Class	16,313	$522,004
VIP Equity-Income Portfolio Investor Class	23,975	634,606
VIP Growth & Income Portfolio Investor Class	41,271	626,910
VIP Growth Portfolio Investor Class	17,862	617,298
VIP Mid Cap Portfolio Investor Class	6,459	209,327
VIP Value Portfolio Investor Class	39,631	537,393
VIP Value Strategies Portfolio Investor Class	17,852	219,936
TOTAL DOMESTIC EQUITY FUNDS		3,367,474
International Equity Funds - 6.9%
VIP Overseas Portfolio Investor Class R	28,758	624,912
TOTAL EQUITY FUNDS (Cost $3,876,650)		3,992,386
Fixed-Income Funds - 45.5%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	69,953	459,590
Investment Grade Fixed-Income Funds - 40.4%
VIP Investment Grade Bond Portfolio Investor Class	290,325	3,652,285
TOTAL FIXED-INCOME FUNDS (Cost $4,056,355)		4,111,875
Short-Term Funds - 10.3%

VIP Money Market Portfolio Investor Class (Cost $934,449)	934,449	934,449
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,867,454)		$9,038,710
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,867,453. Net unrealized appreciation aggregated $171,257, of which $202,176 related to appreciated investment securities and $30,919 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2006

VIPFLI-II-QTLY-1106

1.822345.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 52.7%
VIP Contrafund Portfolio Investor Class	33,333	$1,066,667
VIP Equity-Income Portfolio Investor Class	49,402	1,307,665
VIP Growth & Income Portfolio Investor Class	84,850	1,288,865
VIP Growth Portfolio Investor Class	36,510	1,261,781
VIP Mid Cap Portfolio Investor Class	13,164	426,645
VIP Value Portfolio Investor Class	81,213	1,101,255
VIP Value Strategies Portfolio Investor Class	36,472	449,339
TOTAL DOMESTIC EQUITY FUNDS		6,902,217
International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	68,004	1,477,723
TOTAL EQUITY FUNDS (Cost $8,133,664)		8,379,940
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	148,072	972,833
Investment Grade Fixed-Income Funds - 27.2%
VIP Investment Grade Bond Portfolio Investor Class	283,458	3,565,904
TOTAL FIXED-INCOME FUNDS (Cost $4,430,543)		4,538,737
Short-Term Funds - 1.4%

VIP Money Market Portfolio Investor Class (Cost $185,504)	185,504	185,504
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,749,711)		$13,104,181
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $12,749,711. Net unrealized appreciation aggregated $354,470, of which $409,492 related to appreciated investment securities and $55,022 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2006

VIPFLI-III-QTLY-1106

1.822348.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 79.0%
	Shares	Value
Domestic Equity Funds - 64.9%
VIP Contrafund Portfolio Investor Class	25,877	$828,059
VIP Equity-Income Portfolio Investor Class	38,346	1,015,010
VIP Growth & Income Portfolio Investor Class	65,813	999,698
VIP Growth Portfolio Investor Class	28,266	976,864
VIP Mid Cap Portfolio Investor Class	10,190	330,265
VIP Value Portfolio Investor Class	63,002	854,310
VIP Value Strategies Portfolio Investor Class	28,248	348,017
TOTAL DOMESTIC EQUITY FUNDS		5,352,223
International Equity Funds - 14.1%
VIP Overseas Portfolio Investor Class R	53,447	1,161,412
TOTAL EQUITY FUNDS (Cost $6,267,797)		6,513,635
Fixed-Income Funds - 21.0%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	97,177	638,452
Investment Grade Fixed-Income Funds - 13.3%
VIP Investment Grade Bond Portfolio Investor Class	86,992	1,094,354
TOTAL FIXED-INCOME FUNDS (Cost $1,694,360)		1,732,806
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $1,174)	1,174	1,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,963,331)		$8,247,615
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $7,963,536. Net unrealized appreciation aggregated $284,079, of which $329,228 related to appreciated investment securities and $45,149 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2006

VF20-QTLY-1106

1.837319.100

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.1%
	Shares	Value
Domestic Equity Funds - 18.9%
Fidelity Capital Appreciation Fund	4,842	$128,983
Fidelity Contrafund	205	13,650
Fidelity Dividend Growth Fund	18,476	563,688
Fidelity Growth Company Fund (a)	6,094	391,673
Fidelity Mid-Cap Stock Fund	21,590	614,029
Fidelity Real Estate Investment Portfolio	3,058	104,397
Fidelity Small Cap Stock Fund	2,685	48,437
Fidelity Small Cap Value Fund	1,604	20,821
Fidelity Value Discovery Fund	24,897	410,804
Fidelity Value Strategies Fund	8,401	277,079
TOTAL DOMESTIC EQUITY FUNDS		2,573,561
International Equity Funds - 2.2%
Fidelity International Discovery Fund	499	17,651
Fidelity International Real Estate Fund	2,363	34,501
Fidelity International Small Capital Opportunities Fund	5,967	81,688
Fidelity Overseas Fund	1,875	84,952
Spartan International Index Fund	2,104	85,660
TOTAL INTERNATIONAL EQUITY FUNDS		304,452
TOTAL EQUITY FUNDS (Cost $2,822,339)		2,878,013
Fixed-Income Funds - 50.7%

Fixed-Income Funds - 50.7%
Fidelity Capital & Income Fund	36,687	315,144
Fidelity Floating Rate High Income Fund	68,204	677,262
Fidelity High Income Fund	72,083	640,101
Fidelity New Markets Income Fund	27,490	407,398
Fidelity U.S. Bond Index Fund	447,256	4,861,668
TOTAL FIXED-INCOME FUNDS (Cost $6,813,625)		6,901,573
Money Market Funds - 28.2%

Fidelity Institutional Domestic Money Market Portfolio (Cost $3,837,337)	3,837,337	3,837,337
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,473,301)		$13,616,923
Legend
(a)Non-income producing
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $13,473,351. Net unrealized appreciation aggregated $143,572, of which $151,519 related to appreciated investment securities and $7,947 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2006

VF50-QTLY-1106

1.837320.100

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Blue Chip Value Fund	89,470	$1,260,627
Fidelity Capital Appreciation Fund	60,368	1,608,213
Fidelity Contrafund	1,272	84,637
Fidelity Dividend Growth Fund	198,039	6,042,170
Fidelity Equity-Income Fund	65,939	3,791,470
Fidelity Fund	18,809	639,306
Fidelity Growth Company Fund (a)	59,110	3,798,979
Fidelity Mid-Cap Stock Fund	124,492	3,540,561
Fidelity NASDAQ Composite Index Fund	33,503	1,024,181
Fidelity Real Estate Investment Portfolio	31,601	1,078,854
Fidelity Small Cap Stock Fund	17,612	317,728
Fidelity Value Discovery Fund	219,556	3,622,674
Fidelity Value Fund	36,995	3,015,461
Fidelity Value Strategies Fund	84,529	2,787,755
Spartan U.S. Equity Index Fund Investor Class	101,165	4,804,349
VIP Growth & Income Portfolio Investor Class	141,694	2,152,328
TOTAL DOMESTIC EQUITY FUNDS		39,569,293
International Equity Funds - 5.7%
Fidelity International Discovery Fund	10,959	387,493
Fidelity International Real Estate Fund	43,966	641,906
Fidelity International Small Capital Opportunities Fund	154,132	2,110,062
Fidelity Overseas Fund	21,418	970,438
Spartan International Index Fund - Investor Class	18,437	750,747
TOTAL INTERNATIONAL EQUITY FUNDS		4,860,646
TOTAL EQUITY FUNDS (Cost $43,330,995)		44,429,939
Fixed-Income Funds - 39.1%

Fixed-Income Funds - 39.1%
Fidelity Capital & Income Fund	235,459	2,022,593
Fidelity Floating Rate High Income Fund	169,255	1,680,705
Fidelity High Income Fund	439,602	3,903,662
Fidelity New Markets Income Fund	113,680	1,684,734
Fidelity U.S. Bond Index Fund	2,202,180	23,937,693
TOTAL FIXED-INCOME FUNDS (Cost $32,747,856)		33,229,387
Money Market Funds - 8.6%

Fidelity Institutional Prime Money Market Portfolio: Class I (Cost $7,293,413)	7,293,413	7,293,413
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $83,372,264)		$84,952,739
Legend
(a)Non-income producing
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $83,372,283. Net unrealized appreciation aggregated $1,580,456, of which $1,677,660 related to appreciated investment securities and $97,204 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2006

VF70-QTLY-1106

1.837321.100

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.8%
	Shares	Value
Domestic Equity Funds - 61.9%
Fidelity Blue Chip Value Fund	99,100	$1,396,321
Fidelity Capital Appreciation Fund	86,094	2,293,531
Fidelity Contrafund	10,311	686,226
Fidelity Dividend Growth Fund	299,189	9,128,265
Fidelity Equity-Income Fund	122,787	7,060,254
Fidelity Fund	14,736	500,883
Fidelity Growth Company Fund (a)	78,831	5,066,490
Fidelity Mid-Cap Stock Fund	168,270	4,785,606
Fidelity NASDAQ Composite Index Fund	52,928	1,618,007
Fidelity Real Estate Investment Portfolio	59,424	2,028,741
Fidelity Small Cap Stock Fund	18,453	332,888
Fidelity Stock Selector Fund	23,773	629,512
Fidelity Structured Large Capital Value Fund	56,253	795,418
Fidelity Value Discovery Fund	269,466	4,446,189
Fidelity Value Fund	63,524	5,177,812
Fidelity Value Strategies Fund	97,488	3,215,146
Spartan U.S. Equity Index Fund Investor Class	159,149	7,557,988
VIP Growth & Income Portfolio Investor Class	347,534	5,279,042
TOTAL DOMESTIC EQUITY FUNDS		61,998,319
International Equity Funds - 10.9%
Fidelity Emerging Markets Fund	94,807	1,980,515
Fidelity International Discovery Fund	11,196	395,888
Fidelity International Real Estate Fund	68,853	1,005,255
Fidelity International Small Capital Opportunities Fund	271,591	3,718,081
Fidelity Overseas Fund	82,215	3,725,171
Spartan International Index Fund Investor Class	1,460	59,469
TOTAL INTERNATIONAL EQUITY FUNDS		10,884,379
TOTAL EQUITY FUNDS (Cost $71,041,484)		72,882,698
Fixed-Income Funds - 23.9%

Fixed-Income Funds - 23.9%
Fidelity Capital & Income Fund	219,975	1,889,589
Fidelity Floating Rate High Income Fund	198,955	1,975,622
Fidelity High Income Fund	459,879	4,083,725
Fidelity New Markets Income Fund	133,600	1,979,954
Fidelity U.S. Bond Index Fund	1,289,195	14,013,552
TOTAL FIXED-INCOME FUNDS (Cost $23,633,939)		23,942,442
Money Market Funds - 3.3%
	Shares	Value
Fidelity Institutional Domestic Money Market Portfolio (Cost $3,252,660)	3,252,660	$3,252,660
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $97,928,083)		$100,077,800
Legend
(a)Non-income producing
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $97,928,248. Net unrealized appreciation aggregated $2,149,552, of which $2,343,720 related to appreciated investment securities and $194,168 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2006

VF85-QTLY-1106

1.837323.100

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.1%
	Shares	Value
Domestic Equity Funds - 72.3%
Fidelity Blue Chip Value Fund	19,609	$276,288
Fidelity Capital Appreciation Fund	39,920	1,063,461
Fidelity Contrafund	8,037	534,856
Fidelity Disciplined Equity Fund	8,424	250,036
Fidelity Dividend Growth Fund	136,231	4,156,396
Fidelity Equity-Income Fund	62,917	3,617,723
Fidelity Fund	6,408	217,821
Fidelity Growth Company Fund (a)	33,740	2,168,481
Fidelity Mid Cap Value Fund	4,387	69,751
Fidelity Mid-Cap Stock Fund	67,113	1,908,680
Fidelity NASDAQ Composite Index Fund	35,549	1,086,725
Fidelity Real Estate Investment Portfolio	36,518	1,246,723
Fidelity Small Cap Stock Fund	12,612	227,524
Fidelity Small Cap Value Fund	9,580	124,354
Fidelity Stock Selector Fund	7,776	205,916
Fidelity Structured Large Capital Value Fund	37,803	534,531
Fidelity Value Discovery Fund	106,369	1,755,086
Fidelity Value Fund	29,957	2,441,782
Fidelity Value Strategies Fund	40,065	1,321,344
Spartan U.S. Equity Index Fund Investor Class	77,436	3,677,443
VIP Growth & Income Portfolio Investor Class	187,805	2,852,757
TOTAL DOMESTIC EQUITY FUNDS		29,737,678
International Equity Funds - 15.8%
Fidelity Emerging Markets Fund	38,940	813,448
Fidelity International Discovery Fund	44,963	1,589,908
Fidelity International Real Estate Fund	28,266	412,676
Fidelity International Small Capital Opportunities Fund	81,560	1,116,551
Fidelity Overseas Fund	56,161	2,544,674
Spartan International Index Fund - Investor Class	500	20,358
TOTAL INTERNATIONAL EQUITY FUNDS		6,497,615
TOTAL EQUITY FUNDS (Cost $35,388,871)		36,235,293
Fixed-Income Funds - 11.9%

Fixed-Income Funds - 11.9%
Fidelity Capital & Income Fund	24,191	207,797
Fidelity High Income Fund	114,568	1,017,363
Fidelity New Markets Income Fund	54,845	812,802
Fidelity U.S. Bond Index Fund	262,148	2,849,549
TOTAL FIXED-INCOME FUNDS (Cost $4,816,638)		4,887,511
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $40,205,509)		$41,122,804
Legend
(a)Non-income producing
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $40,205,565. Net unrealized appreciation aggregated $917,239, of which $1,023,846 related to appreciated investment securities and $106,607 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2006

VIPGR-QTLY-1106

1.808784.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 0.4%
Ctrip.com International Ltd. sponsored ADR	1,500	$67,425
Household Durables - 0.4%
Sony Corp. sponsored ADR	1,500	60,540
Media - 1.6%
McGraw-Hill Companies, Inc.	1,500	87,045
News Corp. Class B	8,600	177,504
		264,549
Specialty Retail - 4.9%
Best Buy Co., Inc.	8,450	452,582
Staples, Inc.	15,500	377,115
		829,697
TOTAL CONSUMER DISCRETIONARY		1,222,211
CONSUMER STAPLES - 12.8%
Beverages - 1.4%
PepsiCo, Inc.	3,700	241,462
Food & Staples Retailing - 3.0%
CVS Corp.	3,000	96,360
Safeway, Inc.	2,400	72,840
Walgreen Co.	7,500	332,925
		502,125
Food Products - 1.8%
Archer-Daniels-Midland Co.	1,000	37,880
Bunge Ltd.	800	46,360
Cosan SA Industria E Comercio	2,000	32,423
Global Bio-Chem Technology Group Co. Ltd.	164,000	45,891
Nestle SA sponsored ADR	1,100	96,470
Tyson Foods, Inc. Class A	2,900	46,052
		305,076
Household Products - 2.8%
Colgate-Palmolive Co.	5,900	366,390
Procter & Gamble Co.	1,700	105,366
		471,756
Personal Products - 3.8%
Avon Products, Inc.	20,600	631,596
TOTAL CONSUMER STAPLES		2,152,015
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)	2,703	158,261
Schlumberger Ltd. (NY Shares)	2,800	173,684
		331,945
Oil, Gas & Consumable Fuels - 2.3%
D1 Oils PLC (a)	8,500	32,778
Tesoro Corp.	1,600	92,768

	Shares	Value
Valero Energy Corp.	4,800	$247,056
VeraSun Energy Corp.	800	12,840
		385,442
TOTAL ENERGY		717,387
FINANCIALS - 4.1%
Capital Markets - 0.6%
E*TRADE Securities Co. Ltd.	30	34,026
Harris & Harris Group, Inc. (a)(d)	2,400	29,472
optionsXpress Holdings, Inc.	1,500	41,820
		105,318
Commercial Banks - 0.6%
Mizuho Financial Group, Inc.	14	108,545
Consumer Finance - 0.5%
SLM Corp.	1,700	88,366
Diversified Financial Services - 0.8%
IntercontinentalExchange, Inc.	1,700	127,619
Insurance - 1.6%
American International Group, Inc.	2,900	192,154
Hartford Financial Services Group, Inc.	800	69,400
		261,554
TOTAL FINANCIALS		691,402
HEALTH CARE - 23.0%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	7,100	102,311
Amgen, Inc. (a)	3,800	271,814
Amylin Pharmaceuticals, Inc. (a)	2,100	92,547
Telik, Inc. (a)	100	1,779
		468,451
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	2,100	95,466
C.R. Bard, Inc.	1,700	127,500
Medtronic, Inc.	2,200	102,168
St. Jude Medical, Inc. (a)	4,200	148,218
		473,352
Health Care Providers & Services - 3.9%
Acibadem Saglik Hizmetleri AS	9,000	96,269
McKesson Corp.	6,600	347,952
UnitedHealth Group, Inc.	4,200	206,640
		650,861
Pharmaceuticals - 13.5%
Johnson & Johnson	9,900	642,906
Merck & Co., Inc.	2,000	83,800
Nastech Pharmaceutical Co., Inc. (a)(d)	54,100	825,566
Novartis AG sponsored ADR	2,500	146,100
Pfizer, Inc.	2,800	79,408
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	10,900	$240,781
Wyeth	4,700	238,948
		2,257,509
TOTAL HEALTH CARE		3,850,173
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	5,300	216,770
Construction & Engineering - 1.0%
Fluor Corp.	1,600	123,024
Jacobs Engineering Group, Inc. (a)	700	52,311
		175,335
Electrical Equipment - 2.6%
Energy Conversion Devices, Inc. (a)	1,700	62,968
Evergreen Solar, Inc. (a)	9,900	82,170
Q-Cells AG	4,000	163,839
SolarWorld AG	1,300	71,431
Vestas Wind Systems AS (a)	2,400	64,087
		444,495
Industrial Conglomerates - 2.5%
General Electric Co.	11,900	420,070
Machinery - 0.8%
Deere & Co.	1,500	125,865
TOTAL INDUSTRIALS		1,382,535
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 8.2%
AudioCodes Ltd. (a)	24,700	231,933
Cisco Systems, Inc. (a)	10,100	232,300
Corning, Inc. (a)	5,900	144,019
Harris Corp.	13,200	587,268
QUALCOMM, Inc.	2,200	79,970
Riverbed Technology, Inc.	400	7,800
Sonus Networks, Inc. (a)	17,700	93,102
		1,376,392
Computers & Peripherals - 10.7%
Apple Computer, Inc. (a)	14,400	1,109,230
EMC Corp. (a)	21,900	262,362
Hewlett-Packard Co.	2,500	91,725
Intermec, Inc. (a)	8,538	225,062
Rackable Systems, Inc. (a)(d)	4,100	112,217
		1,800,596

	Shares	Value
Electronic Equipment & Instruments - 3.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	$73,029
Jabil Circuit, Inc.	18,500	528,545
Sunpower Corp. Class A	2,100	58,254
		659,828
Internet Software & Services - 3.6%
aQuantive, Inc. (a)	5,400	127,548
Google, Inc. Class A (sub. vtg.) (a)	800	321,520
Yahoo!, Inc. (a)	6,100	154,208
		603,276
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	2,200	78,628
Semiconductors & Semiconductor Equipment - 4.4%
Cree, Inc. (a)	800	16,088
Cypress Semiconductor Corp. (a)	15,000	266,550
Linear Technology Corp.	1,300	40,456
Mindspeed Technologies, Inc. (a)	13,400	23,182
National Semiconductor Corp.	4,400	103,532
Renewable Energy Corp. AS	13,350	206,601
Saifun Semiconductors Ltd.	2,530	73,092
		729,501
Software - 3.5%
Autodesk, Inc. (a)	2,700	93,906
Electronic Arts, Inc. (a)	1,600	89,088
Hyperion Solutions Corp. (a)	3,150	108,612
Microsoft Corp.	7,700	210,441
Oracle Corp. (a)	4,700	83,378
		585,425
TOTAL INFORMATION TECHNOLOGY		5,833,646
MATERIALS - 1.8%
Chemicals - 1.3%
Potash Corp. of Saskatchewan, Inc.	1,600	166,704
Tokuyama Corp.	4,000	53,494
		220,198
Metals & Mining - 0.5%
Oregon Steel Mills, Inc. (a)	1,500	73,305
TOTAL MATERIALS		293,503
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,200	71,632
Cbeyond, Inc. (a)	2,700	74,115
		145,747
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	5,300	$193,450
TOTAL TELECOMMUNICATION SERVICES		339,197
TOTAL COMMON STOCKS (Cost $15,131,602)		16,482,069
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c) (Cost $148,600)	148,600	148,600
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $15,280,202)	16,630,669
NET OTHER ASSETS - 0.8%	139,477
NET ASSETS - 100%	$16,770,146
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$22,407
Fidelity Securities Lending Cash Central Fund	266
Total	$22,673
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $15,345,001. Net unrealized appreciation aggregated $1,285,668, of which $1,937,154 related to appreciated investment securities and $651,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2006

VHC-QTLY-1106

1.807727.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 11.2%
Biotechnology - 11.2%
Advanced Cell Technology, Inc. (a)	24,300	$16,646
Alnylam Pharmaceuticals, Inc. (a)(d)	13,100	188,771
Amgen, Inc. (a)	39,396	2,817,996
Amylin Pharmaceuticals, Inc. (a)	11,800	520,026
Celgene Corp. (a)	40,000	1,732,000
deCODE genetics, Inc. (a)	59,838	329,109
Genentech, Inc. (a)	10,100	835,270
Gilead Sciences, Inc. (a)	38,200	2,624,340
Insmed, Inc. (a)	40,880	55,597
MannKind Corp. (a)	900	17,100
MedImmune, Inc. (a)	12,330	360,159
Myogen, Inc. (a)	2,600	91,208
PDL BioPharma, Inc. (a)	6,800	130,560
Senomyx, Inc. (a)	5,800	89,146
Solexa, Inc. (a)(d)	21,445	189,145
Tercica, Inc. (a)(d)	25,800	137,514
Vertex Pharmaceuticals, Inc. (a)	7,300	245,645
		10,380,232
CHEMICALS - 1.5%
Diversified Chemicals - 0.3%
Bayer AG	4,800	244,560
Fertilizers & Agricultural Chemicals - 1.2%
Bodisen Biotech, Inc. (a)(d)	15,300	136,782
Monsanto Co.	17,800	836,778
Potash Corp. of Saskatchewan, Inc.	1,800	187,542
		1,161,102
TOTAL CHEMICALS		1,405,662
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Service Corp. International (SCI)	9,600	89,664
Weight Watchers International, Inc.	4,200	186,228
		275,892
FOOD PRODUCTS - 0.7%
Packaged Foods & Meats - 0.7%
Groupe Danone	3,300	463,250
Koninklijke Numico NV	5,000	225,088
		688,338
HEALTH CARE EQUIPMENT & SUPPLIES - 12.5%
Health Care Equipment - 10.2%
Advanced Medical Optics, Inc. (a)	3,800	150,290
Aspect Medical Systems, Inc. (a)	400	6,828
Baxter International, Inc.	46,620	2,119,345
Becton, Dickinson & Co.	13,500	954,045
Biosite, Inc. (a)	25,332	1,171,098
C.R. Bard, Inc.	21,300	1,597,500
Cochlear Ltd.	5,700	225,170
Imaging Dynamics Co. Ltd. (a)	32,200	94,185

	Shares	Value
Intuitive Surgical, Inc. (a)	1,800	$189,810
IRIS International, Inc. (a)	10,309	118,554
Kyphon, Inc. (a)	5,000	187,100
Mentor Corp.	2,400	120,936
Nobel Biocare Holding AG (Switzerland)	759	186,821
Respironics, Inc. (a)	5,800	223,938
Restore Medical, Inc.	5,800	39,150
St. Jude Medical, Inc. (a)	12,120	427,715
Stereotaxis, Inc. (a)(d)	48,264	499,532
The Spectranetics Corp. (a)	8,300	97,110
Thermogenesis Corp. (a)	248,749	962,659
		9,371,786
Health Care Supplies - 2.3%
Alcon, Inc.	5,900	675,550
Cooper Companies, Inc.	5,157	275,900
DJO, Inc. (a)	5,464	226,920
Gen-Probe, Inc. (a)	2,200	103,158
Immucor, Inc. (a)	8,425	188,804
Inverness Medical Innovations, Inc. (a)	12,100	420,596
Inverness Medical Innovations, Inc. (a)(e)	2,731	93,192
Merit Medical Systems, Inc. (a)	11,200	152,096
		2,136,216
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		11,508,002
HEALTH CARE PROVIDERS & SERVICES - 25.3%
Health Care Distributors & Services - 3.2%
AmerisourceBergen Corp.	7,500	339,000
Cardinal Health, Inc.	21,000	1,380,540
McKesson Corp.	22,900	1,207,288
		2,926,828
Health Care Facilities - 5.9%
Acibadem Saglik Hizmetleri AS	9,000	96,269
Brookdale Senior Living, Inc.	86,800	4,029,256
Bumrungrad Hospital PCL (For. Reg.)	179,200	177,697
Capital Senior Living Corp. (a)	26,100	241,425
Community Health Systems, Inc. (a)	12,100	451,935
Emeritus Corp. (a)	4,600	99,130
Sun Healthcare Group, Inc. (a)	8,800	94,512
VCA Antech, Inc. (a)	7,780	280,547
		5,470,771
Health Care Services - 10.6%
Air Methods Corp. (a)	7,700	181,720
AMN Healthcare Services, Inc. (a)	19,900	472,625
Caremark Rx, Inc.	25,000	1,416,750
Cross Country Healthcare, Inc. (a)	22,066	375,122
DaVita, Inc. (a)	8,150	471,641
Diagnosticos da America SA (a)	10,000	187,642
Emergency Medical Services Corp. Class A	8,100	132,435
Express Scripts, Inc. (a)	3,000	226,470
HAPC, Inc. unit	29,700	182,655
Health Grades, Inc. (a)	37,861	165,831
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Healthways, Inc. (a)	97,504	$4,348,678
HMS Holdings Corp. (a)	7,100	89,602
Medco Health Solutions, Inc. (a)	16,400	985,804
Nighthawk Radiology Holdings, Inc.	4,590	87,807
Omnicare, Inc.	6,100	262,849
Providence Service Corp. (a)	5,300	146,227
		9,733,858
Managed Health Care - 5.6%
Health Net, Inc. (a)	6,500	282,880
Humana, Inc. (a)	7,600	502,284
UnitedHealth Group, Inc.	61,970	3,048,924
WellPoint, Inc. (a)	17,400	1,340,670
		5,174,758
TOTAL HEALTH CARE PROVIDERS & SERVICES		23,306,215
HEALTH CARE TECHNOLOGY - 4.4%
Healthcare Technology - 4.4%
Allscripts Healthcare Solutions, Inc. (a)	12,200	273,890
Cerner Corp. (a)(d)	64,670	2,936,018
Eclipsys Corp. (a)	18,933	339,090
IMS Health, Inc.	11,100	295,704
WebMD Health Corp. Class A	5,222	179,323
		4,024,025
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	4,200	194,418
Town Sports International Holdings, Inc. (a)	34,300	450,016
		644,434
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
NutriSystem, Inc. (a)	3,200	199,328
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Cybex International, Inc. (a)	54,403	361,780
LIFE SCIENCES TOOLS & SERVICES - 3.5%
Life Science Tools & Services - 3.5%
Advanced Magnetics, Inc. (a)	6,593	224,821

	Shares	Value
Affymetrix, Inc. (a)	9,300	$200,508
Charles River Laboratories International, Inc. (a)	12,300	533,943
Covance, Inc. (a)	5,200	345,176
Exelixis, Inc. (a)	45,900	399,789
Illumina, Inc. (a)	1,318	43,547
Millipore Corp. (a)	8,300	508,790
Pharmaceutical Product Development, Inc.	4,700	167,743
QIAGEN NV (a)	31,500	498,960
Thermo Electron Corp. (a)	9,000	353,970
		3,277,247
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Herbalife Ltd. (a)	8,600	325,768
PHARMACEUTICALS - 38.0%
Pharmaceuticals - 38.0%
Adams Respiratory Therapeutics, Inc. (a)	8,095	296,196
Allergan, Inc.	58,450	6,582,055
Auxilium Pharmaceuticals, Inc. (a)(d)	4,300	43,516
Barr Pharmaceuticals, Inc. (a)	9,100	472,654
BioMimetics Therapeutics, Inc.	36,545	285,782
Bristol-Myers Squibb Co.	31,400	782,488
Cipla Ltd.	17,416	99,841
Endo Pharmaceuticals Holdings, Inc. (a)	11,500	374,325
Forest Laboratories, Inc. (a)(d)	9,200	465,612
Johnson & Johnson	167,119	10,852,706
Kos Pharmaceuticals, Inc. (a)	5,002	247,199
Merck & Co., Inc.	129,880	5,441,972
MGI Pharma, Inc. (a)	4,200	72,282
Novartis AG sponsored ADR	9,500	555,180
Pfizer, Inc.	138,040	3,914,814
Roche Holding AG (participation certificate)	1,870	323,358
Santarus, Inc. (a)(d)	22,300	165,466
Schering-Plough Corp.	39,100	863,719
Shire PLC sponsored ADR	4,700	232,133
Valeant Pharmaceuticals International	8,500	168,130
Wyeth	55,220	2,807,385
		35,046,813
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	4,452	172,693
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Under Armour, Inc. Class A (sub. vtg.)	2,900	116,058
TOTAL COMMON STOCKS (Cost $78,126,262)		91,732,487
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	634,595	$634,595
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,026,466	2,026,466
TOTAL MONEY MARKET FUNDS (Cost $2,661,061)		2,661,061
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $80,787,323)	94,393,548
NET OTHER ASSETS - (2.3)%	(2,117,675)
NET ASSETS - 100%	$92,275,873
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,192 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/18/06 - 8/17/06	$69,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$12,967
Fidelity Securities Lending Cash Central Fund	28,063
Total	$41,030
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $80,989,856. Net unrealized appreciation aggregated $13,403,692, of which $14,491,588 related to appreciated investment securities and $1,087,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

(formerly Cyclical Industries Portfolio)

September 30, 2006

VCY-QTLY-1106

1.807737.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
AEROSPACE & DEFENSE - 13.6%
Aerospace & Defense - 13.6%
Alliant Techsystems, Inc. (a)	900	$72,954
BAE Systems PLC sponsored ADR	8,400	252,000
DRS Technologies, Inc.	1,400	61,138
EDO Corp.	5,400	123,552
General Dynamics Corp.	3,900	279,513
Goodrich Corp.	13,400	542,968
Honeywell International, Inc.	50,700	2,073,630
L-3 Communications Holdings, Inc.	4,000	313,320
Lockheed Martin Corp.	8,000	688,480
Meggitt PLC	16,100	94,032
Precision Castparts Corp.	4,200	265,272
Raytheon Co.	17,700	849,777
Rockwell Collins, Inc.	3,520	193,037
Rolls-Royce Group PLC	11,790	99,978
The Boeing Co.	310	24,444
United Technologies Corp.	41,500	2,629,025
		8,563,120
AIR FREIGHT & LOGISTICS - 5.0%
Air Freight & Logistics - 5.0%
C.H. Robinson Worldwide, Inc.	10,500	468,090
Expeditors International of Washington, Inc.	7,000	312,060
FedEx Corp.	5,300	576,004
Forward Air Corp.	2,560	84,710
Hub Group, Inc. Class A	11,506	262,107
United Parcel Service, Inc. Class B	13,000	935,220
UTI Worldwide, Inc.	17,752	496,523
		3,134,714
AIRLINES - 1.4%
Airlines - 1.4%
AirTran Holdings, Inc. (a)	34,500	342,240
Midwest Air Group, Inc. (a)(d)	9,400	74,072
Republic Airways Holdings, Inc. (a)	7,700	119,504
Ryanair Holdings PLC sponsored ADR (a)	1,300	82,277
UAL Corp. (a)	10,500	278,985
		897,078
AUTO COMPONENTS - 2.1%
Auto Parts & Equipment - 1.9%
Amerigon, Inc. (a)	31,864	274,030
BorgWarner, Inc.	2,900	165,793
Gentex Corp.	27,600	392,196
Johnson Controls, Inc.	5,600	401,744
		1,233,763
Tires & Rubber - 0.2%
Continental AG	1,000	115,955
TOTAL AUTO COMPONENTS		1,349,718

	Shares	Value
AUTOMOBILES - 2.4%
Automobile Manufacturers - 2.4%
Bayerische Motoren Werke AG (BMW)	9,800	$524,933
Ford Motor Co.	20,800	168,272
General Motors Corp. (d)	12,200	405,772
Renault SA	2,700	309,689
Toyota Motor Corp. sponsored ADR	900	98,010
		1,506,676
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
American Standard Companies, Inc.	9,710	407,529
Goodman Global, Inc.	600	8,010
Masco Corp.	23,220	636,692
		1,052,231
CHEMICALS - 15.7%
Commodity Chemicals - 2.1%
Arkema (a)	7,900	372,769
Celanese Corp. Class A	20,900	374,110
Georgia Gulf Corp.	7,400	202,908
NOVA Chemicals Corp.	3,800	116,418
Pioneer Companies, Inc. (a)	3,400	83,334
Westlake Chemical Corp.	5,300	169,653
		1,319,192
Diversified Chemicals - 5.9%
Ashland, Inc.	4,300	274,254
Dow Chemical Co.	33,600	1,309,728
E.I. du Pont de Nemours & Co.	33,700	1,443,708
FMC Corp.	10,730	687,471
		3,715,161
Fertilizers & Agricultural Chemicals - 2.6%
Agrium, Inc.	7,100	191,797
Monsanto Co.	11,300	531,213
Mosaic Co.	25,600	432,640
Potash Corp. of Saskatchewan, Inc.	4,200	437,598
The Scotts Miracle-Gro Co. Class A	1,200	53,388
		1,646,636
Industrial Gases - 2.4%
Air Products & Chemicals, Inc.	5,300	351,761
Airgas, Inc.	2,700	97,659
Linde AG	3,714	349,885
Praxair, Inc.	11,900	704,004
		1,503,309
Specialty Chemicals - 2.7%
Albemarle Corp.	5,200	282,516
Chemtura Corp.	23,519	203,910
Cytec Industries, Inc.	11,100	617,049
Ecolab, Inc.	8,300	355,406
Ferro Corp.	6,800	120,904
Lubrizol Corp.	200	9,146
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Minerals Technologies, Inc.	100	$5,340
Rohm & Haas Co.	2,600	123,110
		1,717,381
TOTAL CHEMICALS		9,901,679
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Diversified Commercial & Professional Services - 0.2%
The Brink's Co.	2,000	106,120
Environmental & Facility Services - 1.5%
Allied Waste Industries, Inc.	21,700	244,559
Republic Services, Inc.	2,400	96,504
Waste Connections, Inc. (a)	3,600	136,476
Waste Management, Inc.	12,500	458,500
		936,039
Human Resource & Employment Services - 0.6%
CDI Corp.	10,900	225,739
Robert Half International, Inc.	5,500	186,835
		412,574
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,454,733
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Dycom Industries, Inc. (a)	5,600	120,400
Harris Corp.	7,000	311,430
		431,830
CONSTRUCTION & ENGINEERING - 6.1%
Construction & Engineering - 6.1%
Chicago Bridge & Iron Co. NV (NY Shares)	43,200	1,039,392
Comfort Systems USA, Inc.	10,000	114,600
Fluor Corp. (d)	12,800	984,192
Foster Wheeler Ltd. (a)	2,600	100,334
Infrasource Services, Inc. (a)	16,000	280,800
Jacobs Engineering Group, Inc. (a)	3,000	224,190
Shaw Group, Inc. (a)	31,400	742,296
SNC-Lavalin Group, Inc.	13,200	339,579
		3,825,383
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	900	76,158
Vulcan Materials Co.	3,800	297,350
		373,508

	Shares	Value
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Crown Holdings, Inc. (a)	4,400	$81,840
Owens-Illinois, Inc. (a)	3,450	53,199
		135,039
ELECTRICAL EQUIPMENT - 3.0%
Electrical Components & Equipment - 2.2%
AMETEK, Inc.	1,600	69,680
Cooper Industries Ltd. Class A	3,300	281,226
Emerson Electric Co.	5,700	478,002
Hubbell, Inc. Class B	2,400	114,960
Rockwell Automation, Inc.	5,600	325,360
Roper Industries, Inc.	1,840	82,322
Thomas & Betts Corp. (a)	1,400	66,794
		1,418,344
Heavy Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	23,500	309,730
Global Power Equipment Group, Inc. (a)	36,400	17,472
Vestas Wind Systems AS (a)	6,400	170,897
		498,099
TOTAL ELECTRICAL EQUIPMENT		1,916,443
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Cogent, Inc. (a)(d)	2,600	35,698
CPI International, Inc.	300	3,951
FARO Technologies, Inc. (a)	3,100	59,210
		98,859
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Imperial Sugar Co.	3,800	118,256
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 1.9%
D.R. Horton, Inc.	10,600	253,870
KB Home (d)	8,000	350,400
Pulte Homes, Inc.	5,400	172,044
Ryland Group, Inc. (d)	7,080	305,927
Toll Brothers, Inc. (a)	3,100	87,048
		1,169,289
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (a)	621	16,960
INDUSTRIAL CONGLOMERATES - 16.9%
Industrial Conglomerates - 16.9%
3M Co.	27,260	2,028,689
General Electric Co.	150,360	5,307,709
Smiths Group PLC	15,000	251,730
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Textron, Inc.	6,400	$560,000
Tyco International Ltd.	90,125	2,522,599
		10,670,727
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
CACI International, Inc. Class A (a)	2,200	121,022
ManTech International Corp. Class A (a)	3,900	128,739
NCI, Inc. Class A	900	10,791
SI International, Inc. (a)	2,000	63,960
		324,512
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Science Tools & Services - 0.1%
Varian, Inc. (a)	800	36,696
MACHINERY - 10.9%
Construction & Farm Machinery & Heavy Trucks - 5.3%
AGCO Corp. (a)	2,400	60,840
Bucyrus International, Inc. Class A	3,350	142,107
Caterpillar, Inc.	13,700	901,460
Deere & Co.	15,400	1,292,214
Joy Global, Inc.	5,575	209,676
Manitowoc Co., Inc.	4,700	210,513
Navistar International Corp. (a)	3,980	102,764
Samsung Heavy Industries Ltd.	310	7,567
Terex Corp. (a)	3,300	149,226
Toro Co.	5,800	244,586
Wabash National Corp.	3,600	49,284
		3,370,237
Industrial Machinery - 5.6%
Actuant Corp. Class A	600	30,060
Atlas Copco AB (B Shares)	10,200	255,423
Danaher Corp.	8,500	583,695
Dover Corp.	4,300	203,992
Illinois Tool Works, Inc.	31,900	1,432,310
ITT Industries, Inc.	9,200	471,684
KCI Konecranes Oyj	19,100	362,584
Pentair, Inc.	2,180	57,094
Schindler Holding AG (participation certificate)	2,319	120,930
		3,517,772
TOTAL MACHINERY		6,888,009
MARINE - 0.8%
Marine - 0.8%
Alexander & Baldwin, Inc.	1,360	60,343
Camillo Eitzen & Co. ASA (d)	11,400	127,514
Odfjell ASA (A Shares)	10,100	156,305
Stolt-Nielsen SA	5,600	145,870
		490,032

	Shares	Value
METALS & MINING - 2.9%
Steel - 2.9%
Allegheny Technologies, Inc.	9,100	$565,929
Carpenter Technology Corp.	2,500	268,775
IPSCO, Inc.	1,300	112,668
Nucor Corp.	6,400	316,736
Oregon Steel Mills, Inc. (a)	6,600	322,542
United States Steel Corp.	4,400	253,792
		1,840,442
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	3,200	101,536
Massey Energy Co.	1,800	37,692
		139,228
Oil & Gas Storage & Transport - 0.0%
Overseas Shipholding Group, Inc.	100	6,177
TOTAL OIL, GAS & CONSUMABLE FUELS		145,405
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Potlatch Corp.	2,670	99,057
ROAD & RAIL - 6.1%
Railroads - 4.0%
Burlington Northern Santa Fe Corp.	10,000	734,400
CSX Corp.	27,400	899,542
Kansas City Southern	200	5,462
Norfolk Southern Corp.	17,560	773,518
Union Pacific Corp.	1,500	132,000
		2,544,922
Trucking - 2.1%
Con-way, Inc.	5,300	237,546
Laidlaw International, Inc.	4,312	117,847
Landstar System, Inc.	19,756	843,581
Old Dominion Freight Lines, Inc. (a)	2,900	87,087
		1,286,061
TOTAL ROAD & RAIL		3,830,983
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class B (a)	900	40,239
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	2,100	117,138
TOTAL SPECIALTY RETAIL		157,377
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
H&E Equipment Services, Inc.	200	4,878
MSC Industrial Direct Co., Inc. Class A	12,900	525,546
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	1,600	$73,616
WESCO International, Inc. (a)	1,200	69,636
		673,676
TRANSPORTATION INFRASTRUCTURE - 0.0%
Airport Services - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	200	6,800
Marine Ports & Services - 0.0%
Eitzen Maritime Services ASA (a)	2,777	974
TOTAL TRANSPORTATION INFRASTRUCTURE		7,774
TOTAL COMMON STOCKS (Cost $54,109,262)		61,110,206
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $1,473)	827,982	1,589
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	1,289,726	$1,289,726
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,002,771	2,002,771
TOTAL MONEY MARKET FUNDS (Cost $3,292,497)		3,292,497
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $57,403,232)	64,404,292
NET OTHER ASSETS - (2.2)%	(1,404,463)
NET ASSETS - 100%	$62,999,829
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$48,902
Fidelity Securities Lending Cash Central Fund	23,537
Total	$72,439
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $57,594,194. Net unrealized appreciation aggregated $6,810,098, of which $8,773,453 related to appreciated investment securities and $1,963,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2006

VIPCAP-QTLY-1106

1.822576.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 0.9%
BHP Billiton Ltd. sponsored ADR	9,200	$348,496
Austria - 1.3%
OMV AG	10,100	523,327
Canada - 4.2%
Canadian Natural Resources Ltd.	20,300	924,981
Talisman Energy, Inc.	44,500	726,043
TOTAL CANADA		1,651,024
Finland - 0.6%
Metso Corp. sponsored ADR	6,700	246,493
France - 14.2%
AXA SA	22,544	832,099
BNP Paribas SA	7,900	850,027
Compagnie Generale de Geophysique SA (a)(c)	3,300	507,608
Neopost SA	5,892	703,082
Nexity	6,300	398,573
Pernod Ricard SA	4,069	846,739
Renault SA	4,196	481,280
Societe Generale Series A	6,100	970,794
TOTAL FRANCE		5,590,202
Germany - 14.7%
Allianz AG (Reg.)	4,300	745,190
Bayer AG	8,000	407,600
Deutsche Postbank AG	5,000	379,479
E.ON AG	11,600	1,380,516
Heidelberger Druckmaschinen AG	15,579	642,259
Linde AG	4,700	442,774
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,800	1,075,384
Pfleiderer AG	18,000	432,321
Techem AG	5,900	285,730
TOTAL GERMANY		5,791,253
Hong Kong - 1.0%
Techtronic Industries Co. Ltd.	273,500	403,721
India - 1.7%
Infosys Technologies Ltd.	16,407	662,747
Italy - 5.0%
Banca Intesa Spa	67,600	444,820
Fiat Spa (a)	51,100	814,859
Unicredito Italiano Spa	86,200	715,435
TOTAL ITALY		1,975,114
Japan - 18.9%
Aeon Co. Ltd.	28,500	698,358
Credit Saison Co. Ltd.	11,100	467,883

	Shares	Value
Daiwa Securities Group, Inc.	29,800	$347,576
Fanuc Ltd.	4,600	358,983
Hoya Corp.	13,300	500,952
Mitsui Fudosan Co. Ltd.	19,000	431,800
Nikko Cordial Corp.	49,500	573,998
Nintendo Co. Ltd.	2,900	597,452
Nitto Denko Corp.	10,000	592,492
ORIX Corp.	3,110	859,465
Sony Corp.	8,200	330,952
Sony Corp. sponsored ADR	300	12,108
Sumitomo Electric Industries Ltd.	33,000	446,629
Sumitomo Mitsui Financial Group, Inc.	92	965,593
T&D Holdings, Inc.	4,000	289,475
TOTAL JAPAN		7,473,716
Korea (South) - 4.8%
Daegu Bank Co. Ltd.	16,760	280,721
Kookmin Bank sponsored ADR	4,700	366,741
Samsung Electronics Co. Ltd.	1,470	1,031,470
Shinsegae Co. Ltd.	396	205,051
TOTAL KOREA (SOUTH)		1,883,983
Netherlands - 4.9%
ING Groep NV (Certificaten Van Aandelen)	17,900	787,242
Koninklijke Numico NV	12,200	549,214
Koninklijke Philips Electronics NV (NY Shares)	16,500	577,665
TOTAL NETHERLANDS		1,914,121
Norway - 1.7%
Norsk Hydro ASA	20,620	464,156
Renewable Energy Corp. AS	12,900	199,637
TOTAL NORWAY		663,793
South Africa - 0.4%
Nedbank Group Ltd.	11,000	161,283
Spain - 0.4%
Inditex SA	3,700	172,477
Sweden - 1.3%
Atlas Copco AB (A Shares)	19,300	507,004
Switzerland - 11.5%
Novartis AG (Reg.)	19,583	1,144,431
Roche Holding AG (participation certificate)	8,879	1,535,341
Syngenta AG sponsored ADR	21,300	642,834
UBS AG (NY Shares)	20,800	1,233,648
TOTAL SWITZERLAND		4,556,254
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	612,000	568,378
Turkey - 0.8%
Finansbank AS	80,789	322,729
Common Stocks - continued
	Shares	Value
United Kingdom - 2.9%
Benfield Group PLC	36,000	$246,311
Reckitt Benckiser PLC	12,700	526,351
Tesco PLC	55,900	376,711
TOTAL UNITED KINGDOM		1,149,373
United States of America - 3.4%
NTL, Inc.	20,850	530,216
Synthes, Inc.	7,347	816,790
TOTAL UNITED STATES OF AMERICA		1,347,006
TOTAL COMMON STOCKS (Cost $36,002,845)		37,912,494
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.36% (b)	1,679,525	1,679,525
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(d)	516,000	516,000
TOTAL MONEY MARKET FUNDS (Cost $2,195,525)		2,195,525
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $38,198,370)	40,108,019
NET OTHER ASSETS - (1.6)%	(619,879)
NET ASSETS - 100%	$39,488,140
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Security or a portion of the security is on loan at period end.
(d)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$71,467
Fidelity Securities Lending Cash Central Fund	2,046
Total	$73,513
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $38,310,140. Net unrealized appreciation aggregated $1,797,879, of which $3,346,263 related to appreciated investment securities and $1,548,384 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2006

VIPIFF2005-QTLY-1106

1.822891.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 40.8%
VIP Contrafund Portfolio Investor Class	8,266	$264,521
VIP Equity-Income Portfolio Investor Class	12,020	318,163
VIP Growth & Income Portfolio Investor Class	20,905	317,548
VIP Growth Portfolio Investor Class	9,200	317,966
VIP Mid Cap Portfolio Investor Class	3,406	110,376
VIP Value Portfolio Investor Class	19,875	269,511
VIP Value Strategies Portfolio Investor Class	9,199	113,330
TOTAL DOMESTIC EQUITY FUNDS		1,711,415
International Equity Funds - 9.0%
VIP Overseas Portfolio Investor Class R	17,457	379,340
TOTAL EQUITY FUNDS (Cost $1,988,740)		2,090,755
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	31,281	205,515
Investment Grade Fixed-Income Funds - 34.3%
VIP Investment Grade Bond Portfolio Investor Class	114,460	1,439,905
TOTAL FIXED-INCOME FUNDS (Cost $1,596,668)		1,645,420
Short-Term Funds - 11.0%

VIP Money Market Portfolio Investor Class (Cost $459,657)	459,657	459,657
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,045,065)		$4,195,832
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,045,075. Net unrealized appreciation aggregated $150,757, of which $156,869 related to appreciated investment securities and $6,112 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2006

VIPIFF2010-QTLY-1106

1.822892.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 41.4%
VIP Contrafund Portfolio Investor Class	54,853	$1,755,291
VIP Equity-Income Portfolio Investor Class	79,469	2,103,550
VIP Growth & Income Portfolio Investor Class	138,333	2,101,286
VIP Growth Portfolio Investor Class	60,895	2,104,546
VIP Mid Cap Portfolio Investor Class	22,543	730,608
VIP Value Portfolio Investor Class	131,737	1,786,354
VIP Value Strategies Portfolio Investor Class	60,869	749,903
TOTAL DOMESTIC EQUITY FUNDS		11,331,538
International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class R	118,439	2,573,678
TOTAL EQUITY FUNDS (Cost $13,432,668)		13,905,216
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	206,254	1,355,091
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	759,177	9,550,445
TOTAL FIXED-INCOME FUNDS (Cost $10,688,671)		10,905,536
Short-Term Funds - 9.4%

VIP Money Market Portfolio Investor Class (Cost $2,559,926)	2,559,928	2,559,928
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $26,681,265)		$27,370,680
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $26,681,271. Net unrealized appreciation aggregated $689,409, of which $782,349 related to appreciated investment securities and $92,940 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2006

VIPIFF2015-QTLY-1106

1.822893.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.4%
	Shares	Value
Domestic Equity Funds - 48.2%
VIP Contrafund Portfolio Investor Class	83,535	$2,673,121
VIP Equity-Income Portfolio Investor Class	120,785	3,197,187
VIP Growth & Income Portfolio Investor Class	210,197	3,192,894
VIP Growth Portfolio Investor Class	92,512	3,197,209
VIP Mid Cap Portfolio Investor Class	34,382	1,114,308
VIP Value Portfolio Investor Class	200,544	2,719,377
VIP Value Strategies Portfolio Investor Class	92,756	1,142,758
TOTAL DOMESTIC EQUITY FUNDS		17,236,854
International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	184,180	4,002,235
TOTAL EQUITY FUNDS (Cost $20,550,521)		21,239,089
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 6.3%
VIP High Income Portfolio Investor Class	341,079	2,240,891
Investment Grade Fixed-Income Funds - 29.9%
VIP Investment Grade Bond Portfolio Investor Class	850,753	10,702,475
TOTAL FIXED-INCOME FUNDS (Cost $12,636,576)		12,943,366
Short-Term Funds - 4.4%

VIP Money Market Portfolio Investor Class (Cost $1,568,363)	1,568,363	1,568,363
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $34,755,460)		$35,750,818
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $34,755,459. Net unrealized appreciation aggregated $995,359, of which $1,093,827 related to appreciated investment securities and $98,468 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2006

VIPIFF2020-QTLY-1106

1.822895.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.7%
	Shares	Value
Domestic Equity Funds - 56.5%
VIP Contrafund Portfolio Investor Class	104,368	$3,339,769
VIP Equity-Income Portfolio Investor Class	150,839	3,992,695
VIP Growth & Income Portfolio Investor Class	262,460	3,986,773
VIP Growth Portfolio Investor Class	115,518	3,992,294
VIP Mid Cap Portfolio Investor Class	42,863	1,389,176
VIP Value Portfolio Investor Class	250,506	3,396,862
VIP Value Strategies Portfolio Investor Class	115,599	1,424,184
TOTAL DOMESTIC EQUITY FUNDS		21,521,753
International Equity Funds - 13.2%
VIP Overseas Portfolio Investor Class R	231,446	5,029,324
TOTAL EQUITY FUNDS (Cost $25,717,779)		26,551,077
Fixed-Income Funds - 30.1%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	424,456	2,788,679
Investment Grade Fixed-Income Funds - 22.8%
VIP Investment Grade Bond Portfolio Investor Class	690,013	8,680,363
TOTAL FIXED-INCOME FUNDS (Cost $11,224,632)		11,469,042
Short-Term Funds - 0.2%

VIP Money Market Portfolio Investor Class (Cost $69,452)	69,452	69,452
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $37,011,863)		$38,089,571
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $37,012,160. Net unrealized appreciation aggregated $1,077,411, of which $1,232,331 related to appreciated investment securities and $154,920 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2006

VIPIFF2025-QTLY-1106

1.822896.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 73.2%
	Shares	Value
Domestic Equity Funds - 59.3%
VIP Contrafund Portfolio Investor Class	34,737	$1,111,600
VIP Equity-Income Portfolio Investor Class	50,162	1,327,780
VIP Growth & Income Portfolio Investor Class	87,311	1,326,254
VIP Growth Portfolio Investor Class	38,426	1,328,008
VIP Mid Cap Portfolio Investor Class	14,241	461,556
VIP Value Portfolio Investor Class	83,372	1,130,530
VIP Value Strategies Portfolio Investor Class	38,458	473,803
TOTAL DOMESTIC EQUITY FUNDS		7,159,531
International Equity Funds - 13.9%
VIP Overseas Portfolio Investor Class R	76,975	1,672,658
TOTAL EQUITY FUNDS (Cost $8,542,706)		8,832,189
Fixed-Income Funds - 26.8%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	134,632	884,531
Investment Grade Fixed-Income Funds - 19.5%
VIP Investment Grade Bond Portfolio Investor Class	186,709	2,348,791
TOTAL FIXED-INCOME FUNDS (Cost $3,164,364)		3,233,322
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,707,070)		$12,065,511
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $11,707,070. Net unrealized appreciation aggregated $358,441, of which $399,025 related to appreciated investment securities and $40,584 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2006

VIPIFF2030-QTLY-1106

1.822894.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.9%
	Shares	Value
Domestic Equity Funds - 67.1%
VIP Contrafund Portfolio Investor Class	38,285	$1,225,107
VIP Equity-Income Portfolio Investor Class	55,432	1,467,287
VIP Growth & Income Portfolio Investor Class	96,487	1,465,641
VIP Growth Portfolio Investor Class	42,471	1,467,799
VIP Mid Cap Portfolio Investor Class	15,726	509,673
VIP Value Portfolio Investor Class	91,946	1,246,783
VIP Value Strategies Portfolio Investor Class	42,450	522,979
TOTAL DOMESTIC EQUITY FUNDS		7,905,269
International Equity Funds - 15.8%
VIP Overseas Portfolio Investor Class R	85,594	1,859,962
TOTAL EQUITY FUNDS (Cost $9,410,057)		9,765,231
Fixed-Income Funds - 17.1%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	129,999	854,094
Investment Grade Fixed-Income Funds - 9.8%
VIP Investment Grade Bond Portfolio Investor Class	91,686	1,153,409
TOTAL FIXED-INCOME FUNDS (Cost $1,952,074)		2,007,503
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,362,131)		$11,772,734
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $11,362,195. Net unrealized appreciation aggregated $410,539, of which $460,392 related to appreciated investment securities and $49,853 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2006

VIPIFFINC-QTLY-1106

1.822890.101

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value
Domestic Equity Funds - 20.7%
VIP Contrafund Portfolio Investor Class	10,003	$320,108
VIP Equity-Income Portfolio Investor Class	14,447	382,406
VIP Growth & Income Portfolio Investor Class	25,134	381,782
VIP Growth Portfolio Investor Class	11,062	382,301
VIP Mid Cap Portfolio Investor Class	4,108	133,155
VIP Value Portfolio Investor Class	23,992	325,338
VIP Value Strategies Portfolio Investor Class	11,069	136,374
TOTAL EQUITY FUNDS (Cost $1,988,994)		2,061,464
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	75,670	497,151
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	276,038	3,472,556
TOTAL FIXED-INCOME FUNDS (Cost $3,883,107)		3,969,707
Short-Term Funds - 39.4%

VIP Money Market Portfolio Investor Class (Cost $3,913,070)	3,913,070	3,913,070
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,785,171)		$9,944,241
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $9,785,171. Net unrealized appreciation aggregated $159,070, of which $166,792 related to appreciated investment securities and $7,722 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2006

VIPRE-QTLY-1106

1.808791.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
The Geo Group, Inc. (a)	17,300	$730,925
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Facilities - 0.5%
Brookdale Senior Living, Inc.	21,900	1,016,598
HOTELS, RESTAURANTS & LEISURE - 2.0%
Hotels, Resorts & Cruise Lines - 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	77,630	4,439,660
REAL ESTATE INVESTMENT TRUSTS - 94.8%
Diversified REITs - 0.3%
CBRE Realty Finance, Inc.	35,700	544,425
REITs - Apartments - 16.8%
Apartment Investment & Management Co. Class A	32,720	1,780,295
AvalonBay Communities, Inc.	52,600	6,333,040
Equity Residential (SBI)	328,100	16,595,298
GMH Communities Trust	137,800	1,739,036
United Dominion Realty Trust, Inc. (SBI)	321,600	9,712,320
TOTAL REITS - APARTMENTS		36,159,989
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc.	93,400	3,326,908
REITs - Health Care Facilities - 0.8%
Ventas, Inc.	46,200	1,780,548
REITs - Hotels - 5.9%
Host Hotels & Resorts, Inc.	512,847	11,759,582
Innkeepers USA Trust (SBI)	60,600	987,174
TOTAL REITS - HOTELS		12,746,756
REITs - Industrial Buildings - 14.5%
Duke Realty Corp.	251,920	9,409,212
Liberty Property Trust (SBI)	20,100	960,579
ProLogis Trust	189,716	10,825,195
Public Storage, Inc.	116,940	10,055,671
TOTAL REITS - INDUSTRIAL BUILDINGS		31,250,657
REITs - Malls - 14.7%
CBL & Associates Properties, Inc.	144,920	6,073,597
General Growth Properties, Inc.	271,951	12,958,465
Simon Property Group, Inc.	119,240	10,805,529
Taubman Centers, Inc.	38,800	1,723,496
TOTAL REITS - MALLS		31,561,087

	Shares	Value
REITs - Management/Investment - 2.8%
CentraCore Properties Trust	54,452	$1,728,851
Equity Lifestyle Properties, Inc.	51,441	2,351,368
Mission West Properties, Inc.	82,300	939,043
Washington (REIT) (SBI)	27,200	1,082,560
TOTAL REITS - MANAGEMENT/INVESTMENT		6,101,822
REITs - Mortgage - 0.9%
HomeBanc Mortgage Corp., Georgia	157,800	970,470
Newcastle Investment Corp.	34,900	956,609
TOTAL REITS - MORTGAGE		1,927,079
REITs - Office Buildings - 21.7%
Alexandria Real Estate Equities, Inc.	59,400	5,571,720
BioMed Realty Trust, Inc.	16,600	503,644
Boston Properties, Inc.	80,100	8,277,534
Columbia Equity Trust, Inc.	95,900	1,596,735
Corporate Office Properties Trust (SBI)	107,900	4,829,604
Equity Office Properties Trust	322,100	12,806,696
Reckson Associates Realty Corp.	23,710	1,014,788
SL Green Realty Corp.	51,200	5,719,040
Sovran Self Storage, Inc.	46,700	2,594,185
Trizec Properties, Inc.	126,300	3,651,333
TOTAL REITS - OFFICE BUILDINGS		46,565,279
REITs - Shopping Centers - 14.8%
Developers Diversified Realty Corp.	45,900	2,559,384
Equity One, Inc.	103,000	2,468,910
Federal Realty Investment Trust (SBI)	54,900	4,079,070
Inland Real Estate Corp.	189,533	3,320,618
Kimco Realty Corp.	176,100	7,549,407
Pan Pacific Retail Properties, Inc.	44,900	3,116,958
Vornado Realty Trust	80,500	8,774,500
TOTAL REITS - SHOPPING CENTERS		31,868,847
TOTAL REAL ESTATE INVESTMENT TRUSTS		203,833,397
TOTAL COMMON STOCKS (Cost $158,686,907)		210,020,580
Money Market Funds - 2.9%
Fidelity Cash Central Fund, 5.36% (b) (Cost $6,161,105)	6,161,105	6,161,105
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $164,848,012)	216,181,685
NET OTHER ASSETS - (0.5)%	(1,107,915)
NET ASSETS - 100%	$215,073,770
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$199,943
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $165,077,318. Net unrealized appreciation aggregated $51,104,367, of which $51,738,600 related to appreciated investment securities and $634,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2006

VIPSI-QTLY-1106

1.808796.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (j)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$315,000	$178,007
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		20,000	17,650
TOTAL CONVERTIBLE BONDS			195,657
Nonconvertible Bonds - 34.5%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.6%
Affinia Group, Inc. 9% 11/30/14		345,000	321,713
Delco Remy International, Inc.:
9.375% 4/15/12		25,000	10,813
11% 5/1/09		40,000	18,800
Tenneco, Inc. 8.625% 11/15/14		320,000	315,200
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		185,000	197,266
11% 2/15/13		38,000	41,515
Visteon Corp. 7% 3/10/14		335,000	299,825
			1,205,132
Automobiles - 0.2%
General Motors Corp. 8.375% 7/15/33		385,000	333,988
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	178,500
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp. 9% 1/15/13		355,000	360,325
Festival Fun Parks LLC 10.875% 4/15/14		100,000	97,250
Gaylord Entertainment Co.:
6.75% 11/15/14		430,000	408,500
8% 11/15/13		100,000	101,250
ITT Corp. 7.375% 11/15/15		125,000	126,875
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	234,588
Mandalay Resort Group:
6.375% 12/15/11		80,000	78,200
6.5% 7/31/09		20,000	20,025
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,500
6.625% 7/15/15		450,000	432,000
6.75% 9/1/12		45,000	44,325
6.75% 4/1/13		110,000	107,938
6.875% 4/1/16		310,000	299,538
8.5% 9/15/10		50,000	53,313

		Principal Amount (j)	Value
Mohegan Tribal Gaming Authority 6.875% 2/15/15		$100,000	$97,500
Penn National Gaming, Inc.:
6.75% 3/1/15		225,000	219,375
6.875% 12/1/11		140,000	140,700
Scientific Games Corp. 6.25% 12/15/12		40,000	38,500
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	93,813
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	105,375
Station Casinos, Inc. 6% 4/1/12		80,000	77,200
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		23,000	18,860
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	48,488
Vail Resorts, Inc. 6.75% 2/15/14		225,000	220,219
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		230,000	158,700
9% 1/15/12		30,000	30,900
			3,653,257
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	44,375
7.75% 5/15/13		65,000	59,800
Meritage Homes Corp. 6.25% 3/15/15		90,000	76,500
Technical Olympic USA, Inc.:
7.5% 1/15/15		140,000	107,800
10.375% 7/1/12		115,000	97,750
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		140,000	145,950
			532,175
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	39,400
Media - 3.3%
AMC Entertainment, Inc. 11% 2/1/16		120,000	131,100
CanWest Media, Inc. 8% 9/15/12		40,000	38,600
Charter Communications Holdings I LLC 11.75% 5/15/14		80,000	56,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		155,000	141,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		130,000	132,600
10.25% 9/15/10		180,000	183,384
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(g)		170,000	168,300
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
7.625% 4/1/11		$40,000	$40,900
7.625% 7/15/18		1,050,000	1,074,938
7.875% 2/15/18		880,000	913,000
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	43,538
6.625% 10/1/14		790,000	753,502
Globo Communicacoes e Partcipacoes LTDA 9.375%		500,000	500,500
Haights Cross Communications, Inc. 0% 8/15/11 (d)		20,000	11,900
Houghton Mifflin Co.:
0% 10/15/13 (d)		180,000	157,050
8.25% 2/1/11		20,000	20,400
9.875% 2/1/13		395,000	414,750
iesy Repository GmbH 10.375% 2/15/15 (f)		130,000	121,550
Liberty Media Corp.:
5.7% 5/15/13		300,000	282,375
8.5% 7/15/29		480,000	487,872
PanAmSat Corp.:
9% 8/15/14		165,000	170,363
9% 6/15/16 (f)		120,000	123,900
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		110,000	116,875
10.375% 9/1/14 (f)		595,000	664,913
Vertis, Inc.:
10.875% 6/15/09		150,000	150,750
13.5% 12/7/09 (f)		25,000	22,750
Videotron Ltee 6.875% 1/15/14		125,000	123,438
			7,047,098
Multiline Retail - 0.2%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	63,500
Neiman Marcus Group, Inc.:
9% 10/15/15		170,000	180,200
10.375% 10/15/15		255,000	274,763
			518,463
Specialty Retail - 0.2%
AutoNation, Inc.:
7% 4/15/14 (f)		255,000	253,725
7.5069% 4/15/13 (f)(g)		60,000	60,900
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)		115,000	110,975
			425,600

		Principal Amount (j)	Value
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		$385,000	$384,038
9.75% 1/15/15		290,000	300,875
			684,913
TOTAL CONSUMER DISCRETIONARY			14,618,526
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Gruma SA de CV 7.75%		200,000	201,500
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	106,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	26,000
NPI Merger Corp.:
9.23% 10/15/13 (f)(g)		50,000	51,438
10.75% 4/15/14 (f)		55,000	58,850
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		130,000	107,900
Swift & Co.:
10.125% 10/1/09		70,000	71,400
12.5% 1/1/10		112,000	113,680
			737,568
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	78,000
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	39,100
TOTAL CONSUMER STAPLES			854,668
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	225,000
Hanover Compressor Co.:
7.5% 4/15/13		40,000	39,800
9% 6/1/14		125,000	132,500
Ocean Rig Norway AS 8.375% 7/1/13 (f)		60,000	64,050
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	367,159
Seabulk International, Inc. 9.5% 8/15/13		135,000	149,175
			977,684
Oil, Gas & Consumable Fuels - 3.7%
ANR Pipeline, Inc.:
7.375% 2/15/24		115,000	119,313
8.875% 3/15/10		110,000	115,363
Atlas Pipeline Partners LP 8.125% 12/15/15		70,000	71,225
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 8.5% 12/1/15		$130,000	$129,025
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	431,250
6.875% 11/15/20		390,000	368,550
7.5% 9/15/13		40,000	40,350
7.5% 6/15/14		35,000	35,175
7.625% 7/15/13		430,000	438,600
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	261,625
Drummond Co., Inc. 7.375% 2/15/16 (f)		140,000	131,950
Energy Partners Ltd. 8.75% 8/1/10		155,000	159,263
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,775
Harvest Operations Corp. 7.875% 10/15/11		50,000	45,875
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	36,750
Massey Energy Co. 6.875% 12/15/13		425,000	385,688
Pan American Energy LLC 7.75% 2/9/12 (f)		75,000	75,375
Pemex Project Funding Master Trust:
7.75%		744,000	757,020
8.625% 2/1/22		260,000	314,210
Petrobras Energia SA 9.375% 10/30/13		65,000	71,663
Petrohawk Energy Corp. 9.125% 7/15/13 (f)		310,000	312,325
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		170,293	169,016
8.22% 4/1/17 (f)		200,000	195,000
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	94,725
Pogo Producing Co.:
6.875% 10/1/17		210,000	200,288
7.875% 5/1/13 (f)		135,000	137,700
Range Resources Corp. 7.375% 7/15/13		100,000	100,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	139,563
Southern Star Central Corp. 6.75% 3/1/16		90,000	88,965
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		70,000	69,825
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,870
7.5% 4/1/17		445,000	468,763
7.625% 4/1/37		50,000	52,560

		Principal Amount (j)	Value
8.375% 6/15/32		$40,000	$45,900
Venoco, Inc. 8.75% 12/15/11		70,000	68,075
Williams Companies, Inc.:
6.375% 10/1/10 (f)		810,000	804,938
7.5% 1/15/31		180,000	177,750
7.625% 7/15/19		255,000	265,519
7.75% 6/15/31		20,000	20,050
7.875% 9/1/21		15,000	15,656
8.75% 3/15/32		90,000	98,550
YPF SA:
10% 11/2/28		200,000	235,000
yankee 9.125% 2/24/09		65,000	68,413
			7,846,496
TOTAL ENERGY			8,824,180
FINANCIALS - 5.1%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		240,000	246,000
Commercial Banks - 1.7%
Banca Popolare di Lodi Investment Trust 6.742% (g)	EUR	50,000	69,872
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (g)		375,000	368,906
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	215,000	99,869
Dresdner Bank AG 10.375% 8/17/09 (f)		400,000	434,000
European Investment Bank 4% 10/15/37	EUR	100,000	125,542
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		200,000	203,240
Oesterreichische Kontrollbank 3.875% 9/15/16	EUR	1,300,000	1,647,706
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	63,604
Shinsei Bank Ltd. 3.75% 2/23/16 (g)	EUR	50,000	61,775
UBS Luxembourg SA 8% 2/11/10		300,000	307,200
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	214,500
			3,596,214
Consumer Finance - 1.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		80,000	81,000
Ford Motor Credit Co.:
6.625% 6/16/08		375,000	369,330
9.875% 8/10/11		380,000	393,229
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	495,531
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11		$295,000	$294,263
6.875% 8/28/12		360,000	356,329
8% 11/1/31		1,190,000	1,249,500
			3,239,182
Diversified Financial Services - 0.5%
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	500,719
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		185,000	185,463
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	249,900
MUFG Capital Finance 2 Ltd. 4.85% (g)	EUR	50,000	62,368
Red Arrow International Leasing 8.375% 6/30/12	RUB	4,450,987	171,543
			1,169,993
Insurance - 0.1%
Eureko BV 5.125% (g)	EUR	100,000	128,395
Real Estate Investment Trusts - 0.5%
BF Saul REIT 7.5% 3/1/14		95,000	95,475
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	51,250
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		330,000	329,571
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	184,950
8.625% 1/15/12		280,000	300,300
			961,546
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		310,000	306,125
8.125% 6/1/12		190,000	194,275
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	91,731
			592,131
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		360,000	364,240
6.875% 6/30/15		385,000	399,915
			764,155
TOTAL FINANCIALS			10,697,616

		Principal Amount (j)	Value
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.7%
AmeriPath, Inc. 10.5% 4/1/13		$150,000	$159,000
CRC Health Group, Inc. 10.75% 2/1/16		90,000	93,600
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	126,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	86,625
LifeCare Holdings, Inc. 9.25% 8/15/13		180,000	127,800
Rural/Metro Corp. 9.875% 3/15/15		80,000	82,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		120,000	128,400
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		150,000	153,750
U.S. Oncology, Inc. 9% 8/15/12		150,000	155,063
Vanguard Health Holding Co. I 0% 10/1/15 (d)		95,000	68,400
Vanguard Health Holding Co. II LLC 9% 10/1/14		335,000	324,950
			1,506,438
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	71,400
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	63,375
Leiner Health Products, Inc. 11% 6/1/12		90,000	87,075
VWR International, Inc.:
6.875% 4/15/12		30,000	29,850
8% 4/15/14		180,000	181,350
			361,650
TOTAL HEALTH CARE			1,939,488
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		100,000	93,000
Orbimage Holdings, Inc. 15.14% 7/1/12 (g)		100,000	111,000
			204,000
Airlines - 0.3%
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		20,539	19,923
9.798% 4/1/21		135,167	142,939
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		750,000	215,625
8.3% 12/15/29 (c)		130,000	37,700
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		30,000	30,038
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (c)		$205,000	$109,163
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		90,000	48,825
8.875% 6/1/06 (c)		80,000	42,900
Northwest Airlines, Inc. pass thru trust certificates 7.248% 7/2/14		10,671	2,241
			649,354
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)		20,000	13,800
NTK Holdings, Inc. 0% 3/1/14 (d)		20,000	13,800
			27,600
Commercial Services & Supplies - 0.6%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,800
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	99,500
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	288,363
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	67,125
9.25% 5/1/21		100,000	102,500
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	50,125
7.75% 10/1/16 (f)		80,000	80,800
Mac-Gray Corp. 7.625% 8/15/15		40,000	40,300
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	82,313
Williams Scotsman, Inc. 8.5% 10/1/15		340,000	347,650
			1,168,476
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	49,750
Electrical Equipment - 0.1%
General Cable Corp. 9.5% 11/15/10		125,000	132,813
Polypore, Inc. 0% 10/1/12 (d)		100,000	72,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,350
			263,163
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15 (f)		60,000	63,000
Invensys PLC 9.875% 3/15/11 (f)		13,000	14,008

		Principal Amount (j)	Value
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (f)		$150,000	$153,000
11.75% 8/1/16 (f)		205,000	212,175
			442,183
Marine - 0.2%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		26,000	28,340
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		71,000	62,480
OMI Corp. 7.625% 12/1/13		190,000	191,900
Ultrapetrol Bahamas Ltd. 9% 11/24/14		80,000	72,000
US Shipping Partners LP 13% 8/15/14 (f)		160,000	157,600
			512,320
Road & Rail - 0.6%
Hertz Corp. 8.875% 1/1/14 (f)		190,000	198,075
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	340,000
9.5% 10/1/08		45,000	47,025
TFM SA de CV:
9.375% 5/1/12		300,000	318,000
yankee 10.25% 6/15/07		250,000	255,625
			1,158,725
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.25% 8/15/13		40,000	41,200
Ashtead Holdings PLC 8.625% 8/1/15 (f)		75,000	75,938
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		165,000	178,002
Penhall International Corp. 12% 8/1/14 (f)		160,000	167,600
			462,740
TOTAL INDUSTRIALS			4,938,311
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)		320,000	329,600
L-3 Communications Corp. 6.375% 10/15/15		190,000	185,725
Lucent Technologies, Inc.:
6.45% 3/15/29		620,000	551,800
6.5% 1/15/28		385,000	342,650
Nortel Networks Corp.:
9.73% 7/15/11 (f)(g)		190,000	195,700
10.125% 7/15/13 (f)		190,000	200,925
10.75% 7/15/16 (f)		190,000	203,538
			2,009,938
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11		$50,000	$51,000
Celestica, Inc. 7.875% 7/1/11		675,000	668,250
Sanmina-SCI Corp. 8.125% 3/1/16		180,000	176,400
			895,650
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	448,800
7.75% 1/15/15		180,000	180,000
8.625% 4/1/13		185,000	189,163
8.75% 7/15/18		190,000	197,600
SunGard Data Systems, Inc.:
9.125% 8/15/13		260,000	268,450
9.9725% 8/15/13 (g)		140,000	144,900
10.25% 8/15/15		345,000	355,350
			1,784,263
Office Electronics - 1.0%
Xerox Capital Trust I 8% 2/1/27		480,000	489,600
Xerox Corp.:
6.4% 3/15/16		600,000	597,000
6.875% 8/15/11		210,000	216,825
7.125% 6/15/10		225,000	232,594
7.2% 4/1/16		180,000	189,000
7.625% 6/15/13		300,000	314,625
			2,039,644
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. 9.25% 6/1/16		290,000	271,150
Avago Technologies Finance Ltd.:
10.9% 6/1/13 (f)(g)		220,000	230,450
11.875% 12/1/15 (f)		285,000	314,213
Freescale Semiconductor, Inc. 7.125% 7/15/14		715,000	765,050
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	78,750
Viasystems, Inc. 10.5% 1/15/11		140,000	138,600
			1,798,213
TOTAL INFORMATION TECHNOLOGY			8,527,708
MATERIALS - 3.2%
Chemicals - 0.9%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	232,313
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	379,320

		Principal Amount (j)	Value
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		$58,000	$46,835
Series B, 0% 10/1/14 (d)		569,000	456,623
Huntsman LLC 11.625% 10/15/10		182,000	201,565
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		365,000	315,725
Lyondell Chemical Co. 11.125% 7/15/12		50,000	54,375
Phibro Animal Health Corp. 10% 8/1/13 (f)		150,000	153,750
			1,840,506
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		40,000	40,000
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		40,000	40,000
BWAY Corp. 10% 10/15/10		90,000	94,500
Constar International, Inc. 11% 12/1/12		135,000	118,800
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	126,400
8% 4/15/23		235,000	224,425
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	98,700
8.25% 5/15/13		195,000	199,875
8.75% 11/15/12		55,000	58,163
8.875% 2/15/09		36,000	36,900
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		60,000	66,600
			1,064,363
Metals & Mining - 1.7%
AK Steel Corp. 7.75% 6/15/12		185,000	180,375
Compass Minerals International, Inc. 0% 6/1/13 (d)		360,000	335,700
Corporacion Nacional del Cobre (Codelco) 5.625% 9/21/35 (f)		100,000	95,000
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		315,000	360,675
CSN Islands X Corp. (Reg. S) 9.5%		289,000	299,115
Edgen Acquisition Corp. 9.875% 2/1/11		60,000	59,400
Evraz Securities SA 10.875% 8/3/09		400,000	437,200
FMG Finance Pty Ltd.:
9.405% 9/1/11 (f)(g)		160,000	151,200
10% 9/1/13 (f)		200,000	189,000
10.625% 9/1/16 (f)		200,000	191,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	367,225
10.125% 2/1/10		60,000	63,825
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		$70,000	$75,688
Gerdau SA 8.875% (f)		125,000	129,375
International Steel Group, Inc. 6.5% 4/15/14		445,000	426,773
Ispat Inland ULC 9.75% 4/1/14		20,000	22,450
RathGibson, Inc. 11.25% 2/15/14 (f)		305,000	315,675
			3,700,176
Paper & Forest Products - 0.1%
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	79,325
NewPage Corp. 11.7388% 5/1/12 (g)		90,000	97,650
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		40,000	39,800
			216,775
TOTAL MATERIALS			6,861,820
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 4.1%
Citizens Communications Co. 9% 8/15/31		215,000	230,050
Embarq Corp.:
7.082% 6/1/16		55,000	56,105
7.995% 6/1/36		668,000	707,347
Empresa Brasileira de Telecomm SA 11% 12/15/08		198,000	217,899
Eschelon Operating Co. 8.375% 3/15/10		132,000	127,380
Intelsat Ltd.:
7.625% 4/15/12		170,000	148,750
9.25% 6/15/16 (f)		120,000	126,450
11.25% 6/15/16 (f)		635,000	673,894
Level 3 Financing, Inc.:
11.8% 3/15/11 (g)		150,000	157,500
12.25% 3/15/13		490,000	546,350
Mobifon Holdings BV 12.5% 7/31/10		280,000	311,150
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		285,000	299,250
NTL Cable PLC 8.75% 4/15/14		245,000	252,656
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		90,000	90,113
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	24,250
7.75% 2/15/31		25,000	24,125
Qwest Corp.:
7.5% 10/1/14 (f)		50,000	51,500

		Principal Amount (j)	Value
7.875% 9/1/11		$320,000	$336,000
8.64% 6/15/13 (g)		350,000	374,500
8.875% 3/15/12		1,370,000	1,495,013
Telecom Egypt SAE:
9.7% 2/4/10 (g)	EGP	196,300	32,969
10.95% 2/4/10	EGP	196,300	34,149
Telefonica de Argentina SA 9.125% 11/7/10		270,000	284,850
Telenet Group Holding NV 0% 6/15/14 (d)(f)		363,000	319,440
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	18,100
6.875% 7/15/28		120,000	107,400
U.S. West Communications:
6.875% 9/15/33		870,000	800,400
7.2% 11/10/26		30,000	28,500
7.25% 9/15/25		35,000	34,125
7.25% 10/15/35		90,000	84,825
7.5% 6/15/23		25,000	24,438
8.875% 6/1/31		5,000	5,219
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		365,000	402,869
Windstream Corp. 8.625% 8/1/16 (f)		210,000	224,700
			8,652,266
Wireless Telecommunication Services - 1.8%
American Tower Corp. 7.125% 10/15/12		685,000	700,413
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	468,600
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	265,275
Digicel Ltd. 9.25% 9/1/12 (f)		300,000	312,000
Inmarsat Finance PLC 7.625% 6/30/12		26,000	26,780
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (g)		200,000	202,500
Millicom International Cellular SA 10% 12/1/13		405,000	435,375
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		500,000	518,150
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	19,500
6.875% 10/31/13		120,000	122,153
7.375% 8/1/15		370,000	381,743
Rogers Communications, Inc. 8.515% 12/15/10 (g)		80,000	81,900
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (f)		$290,000	$297,975
UbiquiTel Operating Co. 9.875% 3/1/11		80,000	86,800
			3,919,164
TOTAL TELECOMMUNICATION SERVICES			12,571,430
UTILITIES - 1.6%
Electric Utilities - 0.6%
AES Gener SA 7.5% 3/25/14		200,000	206,750
Chivor SA E.S.P. 9.75% 12/30/14 (f)		200,000	220,000
Edison Mission Energy:
7.5% 6/15/13 (f)		380,000	383,800
7.75% 6/15/16 (f)		190,000	192,375
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	120,000
			1,122,925
Gas Utilities - 0.8%
Dynegy Holdings, Inc. 8.375% 5/1/16		305,000	310,338
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	197,125
8% 3/1/32		410,000	456,125
8.875% 3/15/10		230,000	241,213
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (e)		367,180	363,508
7.5% 12/15/13 (e)		150,000	152,625
			1,720,934
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	146,000
Tenaska Alabama Partners LP 7% 6/30/21 (f)		97,724	95,525
			241,525
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		120,000	157,200
TECO Energy, Inc. 6.75% 5/1/15		60,000	60,450
Utilicorp United, Inc. 9.95% 2/1/11 (g)		3,000	3,300
			220,950
TOTAL UTILITIES			3,306,334
TOTAL NONCONVERTIBLE BONDS			73,140,081
TOTAL CORPORATE BONDS (Cost $72,318,416)			73,335,738
U.S. Government and Government Agency Obligations - 24.3%
		Principal Amount (j)	Value
U.S. Government Agency Obligations - 9.2%
Fannie Mae:
3.25% 2/15/09		$4,956,000	$4,770,482
4.25% 5/15/09		1,000,000	984,035
4.75% 12/15/10		7,156,000	7,114,610
4.875% 4/15/09		2,263,000	2,260,115
6.375% 6/15/09		320,000	331,607
Freddie Mac:
4% 8/17/07		58,000	57,418
4.125% 10/18/10		2,500,000	2,429,548
5.25% 7/18/11		1,555,000	1,576,826
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			19,524,641
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		976,051	950,488
2% 1/15/14		1,761,984	1,727,945
2% 7/15/14		431,796	423,050
2.375% 4/15/11		3,000,000	3,078,532
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			6,180,015
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds 6.125% 8/15/29		3,371,000	3,973,829
U.S. Treasury Notes:
3.375% 9/15/09		1,085,000	1,048,297
4.25% 11/15/13		3,438,000	3,362,928
4.25% 8/15/14		1,650,000	1,609,974
4.25% 11/15/14		700,000	682,664
4.25% 8/15/15		1,000,000	972,773
4.5% 11/15/15		3,650,000	3,614,639
4.75% 5/15/14		599,000	604,078
4.875% 5/31/11		9,700,000	9,811,364
TOTAL U.S. TREASURY OBLIGATIONS			25,680,546
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,408,461)			51,385,202
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.5%
4% 10/1/20		12,492	11,773
4.605% 7/1/34 (g)		230,849	229,894
4.767% 11/1/33 (g)		178,530	177,496
4.785% 6/1/35 (g)		85,829	84,969
4.889% 7/1/34 (g)		82,115	81,685
4.893% 11/1/35 (g)		130,247	129,781
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (j)	Value
Fannie Mae - continued
4.994% 11/1/35 (g)		$434,469	$431,927
5% 9/1/35		110,695	106,388
5.033% 5/1/35 (g)		159,180	158,476
5.5% 11/1/17 to 4/1/20		1,658,807	1,661,299
5.91% 1/1/36 (g)		42,795	43,185
TOTAL FANNIE MAE			3,116,873
Freddie Mac - 0.1%
4.704% 9/1/35 (g)		245,326	243,545
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,391,418)			3,360,418
Collateralized Mortgage Obligations - 1.3%

U.S. Government Agency - 1.3%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		90,842	90,119
Series 2006-64 Class PA, 5.5% 2/25/30		353,374	354,383
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2005-45 Class XA, 5.67% 6/25/35 (g)		763,777	762,085
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		315,000	320,410
Series 2006-49 Class CA, 6% 2/25/31		244,688	247,533
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 5.58% 5/15/35 (g)		911,689	908,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,678,086)			2,683,371
Foreign Government and Government Agency Obligations - 22.5%

Arab Republic 8.0203% to 9.4689% 2/27/07 to 3/20/07	EGP	510,000	85,454
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		411,623	396,187
5.589% 8/3/12 (g)		828,750	765,334
7% 3/28/11		470,000	452,714
11.7096% 3/5/08 (g)	ARS	422,000	136,145

		Principal Amount (j)	Value
Brazilian Federative Republic:
6% 9/15/13		$233,333	$232,610
8% 1/15/18		455,000	499,363
8.25% 1/20/34		155,000	177,630
8.75% 2/4/25		255,000	303,450
10.5% 7/14/14		140,000	175,840
11% 8/17/40		1,170,000	1,523,340
12.25% 3/6/30		395,000	635,950
12.75% 1/15/20		235,000	357,200
Canadian Government:
4.5% 9/1/07	CAD	300,000	269,395
5.25% 6/1/12	CAD	2,850,000	2,720,623
5.5% 6/1/09	CAD	720,000	669,862
5.75% 6/1/29	CAD	400,000	443,551
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	249,375
promissory note 5.092% 1/5/10		110,791	106,811
City of Kiev 8.75% 8/8/08		100,000	103,370
Dominican Republic:
Brady 6.2725% 8/30/09 (g)		77,490	77,296
6.1875% 8/30/24 (g)		750,000	735,000
9.5% 9/27/11		285,440	306,420
Ecuador Republic:
9.375% 12/15/15 (f)		45,000	43,695
10% 8/15/30 (Reg. S)		600,000	556,200
12% 11/15/12 (Reg. S)		169,320	168,897
euro par 5% 2/28/25		76,000	56,430
Finnish Government 3.875% 9/15/17	EUR	3,100,000	3,974,745
French Government:
3% 1/12/11	EUR	1,825,000	2,258,740
3.25% 4/25/16	EUR	1,350,000	1,647,737
4% 4/25/55	EUR	100,000	129,600
German Federal Republic:
4% 1/4/37	EUR	100,000	129,093
5% 7/4/12	EUR	1,300,000	1,762,279
Greek Government 3.25% 6/21/07	EUR	1,500,000	1,897,014
Indonesian Republic:
6.75% 3/10/14		150,000	153,000
7.25% 4/20/15 (f)		80,000	84,000
7.25% 4/20/15		60,000	63,000
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		100,000	98,500
Japan Government:
Real Return Bond:
1.03% 7/20/20 (g)	JPY	75,000,000	601,549
1.22% 11/20/20 (g)	JPY	50,000,000	410,978
Inflation-Indexed 0.5% 6/10/15	JPY	130,000,000	1,050,607
0.5% 12/20/06	JPY	72,000,000	609,811
1.4% 3/21/11	JPY	50,000,000	429,608
1.5% 3/20/14	JPY	95,000,000	808,157
2.4% 12/20/34	JPY	70,000,000	590,010
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value
Lebanon, Republic of:
8.5669% 11/30/09 (f)(g)		$115,000	$116,150
8.5669% 11/30/09 (g)		435,000	439,350
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (g)		300,000	306,750
Peruvian Republic:
6.25% 3/7/27 (g)		70,000	68,600
7.35% 7/21/25		100,000	106,600
euro Brady past due interest 5% 3/7/17 (g)		467,400	460,389
Philippine Republic:
5.3203% 12/1/09 (g)		36,400	35,945
8.25% 1/15/14		270,000	294,300
8.375% 2/15/11		235,000	253,518
8.875% 3/17/15		240,000	273,600
9% 2/15/13		350,000	393,750
9.875% 1/15/19		360,000	443,700
10.625% 3/16/25		225,000	299,813
Republic of Iraq 5.8% 1/15/28 (f)		250,000	163,750
Russian Federation:
5% 3/31/30 (Reg. S) (e)		1,910,000	2,129,650
12.75% 6/24/28 (Reg. S)		285,000	511,575
State of Qatar 9.75% 6/15/30 (Reg. S)		305,000	451,019
Turkish Republic:
0% 4/9/08	TRY	630,000	306,680
11% 1/14/13		245,000	294,306
11.75% 6/15/10		640,000	749,760
11.875% 1/15/30		510,000	751,613
Ukraine Government:
6.875% 3/4/11 (Reg. S)		300,000	303,750
8.9025% 8/5/09 (g)		600,000	635,280
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	600,000	1,102,245
4.25% 6/7/32	GBP	50,000	94,964
4.25% 3/7/36	GBP	330,000	633,953
4.75% 9/7/15	GBP	490,000	930,235
5% 3/7/08	GBP	260,000	487,374
5% 9/7/14	GBP	331,000	636,382
5% 3/7/25	GBP	250,000	507,238
8% 6/7/21	GBP	265,000	683,153
United Mexican States:
7.5% 4/8/33		390,000	449,865
8.3% 8/15/31		625,000	779,688
9% 12/20/12	MXN	1,575,000	149,130
11.5% 5/15/26		185,000	292,115
Uruguay Republic:
5% 9/14/18	UYU	1,960,000	85,437

		Principal Amount (j)	Value
7.5% 3/15/15		$70,000	$72,800
8% 11/18/22		100,000	105,500
Venezuelan Republic:
5.375% 8/7/10		145,000	140,723
6% 12/9/20		115,000	103,500
6.5106% 4/20/11 (g)		305,000	301,950
7% 12/1/18 (Reg. S)		115,000	115,000
7.65% 4/21/25		150,000	156,750
9.25% 9/15/27		125,000	152,875
10.75% 9/19/13		270,000	330,480
13.625% 8/15/18		296,000	439,560
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		90,000	74,925
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,443,239)			47,562,260
Common Stocks - 0.3%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(i)	6,092	69,875
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	13,000	233,220
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	10,000	163,400
Media - 0.1%
NTL, Inc.	6,233	158,505
TOTAL CONSUMER DISCRETIONARY		625,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	453	11,058
TOTAL COMMON STOCKS (Cost $478,911)		636,058
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	8,181
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	68	75,480
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%	30	$33,000
TOTAL CONSUMER DISCRETIONARY		108,480
TOTAL PREFERRED STOCKS (Cost $104,731)		116,661
Floating Rate Loans - 3.1%
		Principal Amount (j)
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (g)		$30,000	29,888
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (g)		105,000	105,919
Tranche 3, term loan 8.7044% 3/1/11 (g)		190,000	191,900
Lear Corp. term loan 7.8779% 4/25/12 (g)		130,000	127,400
			455,107
Automobiles - 0.1%
AM General LLC:
LOC 10.25% 9/30/12 (g)		6,774	6,808
term loan B 10.25% 9/30/13 (g)		203,226	204,242
			211,050
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.9007% 12/19/12 (g)		19,939	20,089
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (g)		306,000	307,530
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (g)		309,225	307,679
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (g)		25,000	24,953
Tranche K2, term loan 7.64% 12/31/13 (g)		25,000	24,953
			665,115
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.8906% 4/6/13 (g)		113,924	114,778
Specialty Retail - 0.1%
Toys 'R' US, Inc. term loan 8.33% 12/9/08 (g)		290,000	289,638

		Principal Amount (j)	Value
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.:
term loan 9.125% 3/5/14 (g)		$90,000	$92,138
term loan B1 7.625% 9/5/13 (g)		270,000	271,688
			363,826
TOTAL CONSUMER DISCRETIONARY			2,119,603
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.9438% 6/5/13 (g)		66,667	66,917
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (g)		110,000	113,300
Helix Energy Solutions Group, Inc. term loan 7.4918% 7/1/13 (g)		80,000	79,850
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (g)		29,032	29,250
term loan:
7.616% 10/31/07 (g)		80,000	80,000
7.6442% 10/31/12 (g)		119,758	120,656
			423,056
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.9725% 4/18/12 (g)		223,804	223,804
Tranche C, term loan 7.0646% 4/18/12 (g)		129,734	129,734
			353,538
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (g)		175,821	176,261
Newkirk Master LP Tranche B, term loan 7.08% 8/11/08 (g)		14,642	14,624
			190,885
TOTAL FINANCIALS			544,423
Floating Rate Loans - continued
		Principal Amount (j)	Value
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (g)		$20,000	$20,125
Tranche 2LN, term loan 11.125% 3/28/14 (g)		10,000	10,163
			30,288
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (g)		20,000	20,500
Tranche C, term loan 12.7725% 3/16/08 (g)		205,000	210,638
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (g)		165,419	167,693
Tranche DD, term loan 9.125% 2/1/12 (g)		23,631	23,956
US Airways Group, Inc. term loan 8.8669% 3/31/11 (g)		40,000	40,200
			462,987
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4368% 10/3/12 (g)		15,119	15,166
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
term loan 7.21% 1/15/12 (g)		71,841	71,572
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (g)		28,504	28,397
			99,969
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.1816% 10/3/12 (g)		12,193	12,193
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (g)		13,333	13,392
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (g)		7,778	7,826
Tranche B, term loan 7.6704% 12/21/12 (g)		61,950	62,338
Laidlaw International, Inc. Class B, term loan 7.1169% 7/31/13 (g)		39,900	40,149
			110,313
TOTAL INDUSTRIALS			744,308

		Principal Amount (j)	Value
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (g)		$189,525	$189,999
SunGard Data Systems, Inc. Tranche B, term loan 7.9994% 2/10/13 (g)		523,375	527,955
			717,954
MATERIALS - 0.5%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 7.11% 8/13/13 (g)		250,000	250,625
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (g)		20,000	20,050
			270,675
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (g)		310,000	313,100
Tranche B1, term loan 7.3903% 12/23/12 (g)		565,725	566,786
			879,886
TOTAL MATERIALS			1,150,561
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.62% 3/21/15 (g)		140,000	147,000
Tranche B, term loan 8.1684% 9/21/13 (g)		70,000	70,350
Tranche C, term loan 8.6684% 9/21/14 (g)		70,000	70,350
Windstream Corp. Class B, term loan 7.26% 7/17/13 (g)		230,000	230,863
			518,563
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (g)		120,000	120,000
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (g)		39,900	40,249
			160,249
TOTAL TELECOMMUNICATION SERVICES			678,812
Floating Rate Loans - continued
		Principal Amount (j)	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (g)		$35,276	$35,452
term loan 7.3669% 2/1/13 (g)		153,950	154,720
			190,172
TOTAL FLOATING RATE LOANS (Cost $6,597,131)			6,635,806
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 6.25% 3/28/13 (g)		42,955	41,666
- Credit Suisse First Boston 6.25% 3/28/13 (g)		170,818	165,693
- Deutsche Bank 1.311% 3/28/13 (g)	JPY	2,523,904	20,188
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $214,256)			227,547
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (h) (Cost $6,353,564)	63,366	6,356,877
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 5.36% (b) (Cost $17,673,682)	17,673,682	17,673,682
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $43,000)	$43,018	43,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $206,704,895)	210,016,620
NET OTHER ASSETS - 0.8%	1,793,127
NET ASSETS - 100%	$211,809,747
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Non-income producing - Issuer is in default.
(d)Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 14,231,651 or 6.7% of net assets.

(g)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,875 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	1/7/05 - 1/13/05	$115,372
(j)Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$446,315
Fidelity Floating Rate Central Investment Portfolio	255,468
Total	$701,783
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$8,278,993	$2,065,801	$4,001,195	$6,356,877	0.4%
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $205,255,638. Net unrealized appreciation aggregated $4,760,982, of which $6,180,909 related to appreciated investment securities and $1,419,927 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2006

VTC-QTLY-1106

1.807723.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
Asahi Glass Co. Ltd.	13,000	$160,320
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial & Professional Services - 1.0%
Equifax, Inc.	1,000	36,710
Tele Atlas NV (a)	42,244	723,190
		759,900
COMMUNICATIONS EQUIPMENT - 32.1%
Communications Equipment - 32.1%
ADC Telecommunications, Inc. (a)	10,985	164,775
Adtran, Inc.	12,100	288,464
ADVA AG Optical Networking (a)	33,502	254,478
Andrew Corp. (a)	56,200	518,726
Arris Group, Inc. (a)	13,400	153,564
AudioCodes Ltd. (a)	62,050	582,650
Bookham, Inc. (a)	66,012	212,559
Ceragon Networks Ltd. (a)	46,500	195,765
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	23,400	186,732
Ciena Corp. (a)	14,963	407,742
Comtech Group, Inc. (a)(d)	31,199	467,049
Comverse Technology, Inc. (a)	80,170	1,718,845
Corning, Inc. (a)	63,200	1,542,712
CSR PLC (a)	10,000	157,805
ECI Telecom Ltd. (a)	35,982	296,852
F5 Networks, Inc. (a)	38,713	2,079,662
Finisar Corp. (a)(d)	130,129	472,368
Foundry Networks, Inc. (a)	23,800	312,970
Foxconn International Holdings Ltd. (a)	40,000	123,225
JDS Uniphase Corp. (a)	36,500	79,935
Juniper Networks, Inc. (a)	46,596	805,179
Mogem Co. Ltd.	18,027	353,377
Motorola, Inc.	93,430	2,335,750
Nokia Corp. sponsored ADR	10,200	200,838
Nortel Networks Corp.	161,400	371,221
Orckit Communications Ltd. (a)	4,600	40,204
Powerwave Technologies, Inc. (a)	161,200	1,225,120
QUALCOMM, Inc.	143,696	5,223,349
Research In Motion Ltd. (a)	25,430	2,610,644
Riverbed Technology, Inc.	100	1,950
Sandvine Corp. (e)	158,688	271,806
Sonus Networks, Inc. (a)	177,200	932,072
Stratex Networks, Inc. (a)	46,717	207,423
Symmetricom, Inc. (a)	20,274	163,611
Tekelec (a)	28,500	369,360
Terayon Communication Systems, Inc. (a)	139,300	137,907
TomTom Group BV (a)	2,800	117,776
		25,584,465

	Shares	Value
COMPUTERS & PERIPHERALS - 9.0%
Computer Hardware - 6.8%
Apple Computer, Inc. (a)	24,500	$1,887,235
Concurrent Computer Corp. (a)	211,336	374,065
Hewlett-Packard Co.	52,600	1,929,894
NCR Corp. (a)	10,600	418,488
Neoware, Inc. (a)	16,300	221,517
Sun Microsystems, Inc. (a)	125,000	621,250
		5,452,449
Computer Storage & Peripherals - 2.2%
Brocade Communications Systems, Inc. (a)	500	3,530
Network Appliance, Inc. (a)	12,900	477,429
Novatel Wireless, Inc. (a)	9,840	94,759
QLogic Corp. (a)	4,400	83,160
Rackable Systems, Inc. (a)	1,200	32,844
Seagate Technology	11,900	274,771
Synaptics, Inc. (a)	23,500	572,695
Xyratex Ltd. (a)	9,000	171,540
		1,710,728
TOTAL COMPUTERS & PERIPHERALS		7,163,177
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Integrated Telecommunication Services - 0.2%
NeuStar, Inc. Class A (a)	6,400	177,600
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Energy Conversion Devices, Inc. (a)	3,500	129,640
Evergreen Solar, Inc. (a)(d)	34,703	288,035
Q-Cells AG	200	8,192
Suntech Power Holdings Co. Ltd. sponsored ADR	3,700	95,571
		521,438
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
Electronic Equipment & Instruments - 1.9%
AU Optronics Corp. sponsored ADR	11,407	162,550
Cognex Corp.	1,400	35,364
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	28,100	466,179
Nippon Electric Glass Co. Ltd.	22,000	485,082
Photon Dynamics, Inc. (a)	25,849	343,016
		1,492,191
Electronic Manufacturing Services - 1.7%
Flextronics International Ltd. (a)	22,800	288,192
Hon Hai Precision Industry Co. Ltd. (Foxconn)	67,540	411,033
International DisplayWorks, Inc. (a)	20,900	133,133
Jabil Circuit, Inc.	18,100	517,117
Trimble Navigation Ltd. (a)	1,100	51,788
		1,401,263
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	2,200	$60,346
Brightpoint, Inc. (a)	24,245	344,764
Wolfson Microelectronics PLC (a)	41,100	360,835
		765,945
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,659,399
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
ReignCom Ltd. (a)	3,226	14,710
Thomson SA	6,500	102,126
		116,836
Household Appliances - 0.0%
iRobot Corp.	100	2,006
TOTAL HOUSEHOLD DURABLES		118,842
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Orkla ASA (A Shares)	2,950	140,350
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Gmarket, Inc. sponsored ADR	100	1,455
GSI Commerce, Inc. (a)	13,563	201,275
		202,730
INTERNET SOFTWARE & SERVICES - 8.1%
Internet Software & Services - 8.1%
Akamai Technologies, Inc. (a)	400	19,996
aQuantive, Inc. (a)	6,600	155,892
Ariba, Inc. (a)	4,500	33,705
AsiaInfo Holdings, Inc. (a)(d)	9,900	44,550
Baidu.com, Inc. sponsored ADR (a)	100	8,754
DivX, Inc.	100	2,377
eBay, Inc. (a)	17,200	487,792
Google, Inc. Class A (sub. vtg.) (a)	7,450	2,994,155
Liquidity Services, Inc.	7,100	110,689
Marchex, Inc. Class B (a)(d)	20,200	309,868
Openwave Systems, Inc. (a)	78,433	734,133
RADVision Ltd. (a)	28,171	464,822
Traffic.com, Inc. (d)	7,109	35,900
VeriSign, Inc. (a)	32,200	650,440
WebSideStory, Inc. (a)(d)	30,805	406,934
		6,460,007
IT SERVICES - 3.0%
Data Processing & Outsourced Services - 1.8%
First Data Corp.	24,400	1,024,800
Western Union Co. (f)	18,700	357,731
		1,382,531

	Shares	Value
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	6,500	$481,390
Infosys Technologies Ltd. sponsored ADR	1,700	81,141
Kanbay International, Inc. (a)	8,400	172,704
RightNow Technologies, Inc. (a)	8,952	139,741
Satyam Computer Services Ltd. sponsored ADR	2,500	96,725
		971,701
TOTAL IT SERVICES		2,354,232
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	900	95,435
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc.	27,500	135,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.6%
Semiconductor Equipment - 4.6%
ASM International NV (NASDAQ) (a)	5,200	94,328
ASML Holding NV (NY Shares) (a)	18,300	426,024
Axcelis Technologies, Inc. (a)	15,100	106,606
Credence Systems Corp. (a)	24,800	70,680
Cymer, Inc. (a)	6,500	285,415
EMCORE Corp. (a)(d)	21,802	129,068
Entegris, Inc. (a)	22,055	240,620
FormFactor, Inc. (a)	6,600	278,058
ICOS Vision Systems NV (a)	900	34,758
KLA-Tencor Corp.	7,900	351,313
Kulicke & Soffa Industries, Inc. (a)	24,000	212,160
Lam Research Corp. (a)	15,800	716,214
LTX Corp. (a)	40,300	201,903
Rudolph Technologies, Inc. (a)	4,180	76,619
Varian Semiconductor Equipment Associates, Inc. (a)	6,550	240,385
Verigy Ltd.	11,920	193,819
		3,657,970
Semiconductors - 26.0%
Advanced Analogic Technologies, Inc. (a)	21,950	120,506
Advanced Micro Devices, Inc. (a)	27,500	683,375
Altera Corp. (a)	6,300	115,794
AMIS Holdings, Inc. (a)	19,000	180,310
ANADIGICS, Inc. (a)	17,100	122,436
Analog Devices, Inc.	11,700	343,863
Applied Micro Circuits Corp. (a)	92,100	266,169
ARM Holdings PLC sponsored ADR	31,800	208,608
Atheros Communications, Inc. (a)	7,400	134,162
Broadcom Corp. Class A (a)	48,777	1,479,894
Cambridge Display Technologies, Inc. (a)(d)	17,300	113,488
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	26,800	200,464
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Conexant Systems, Inc. (a)	18,300	$36,600
Cree, Inc. (a)	6,200	124,682
Cypress Semiconductor Corp. (a)	52,200	927,594
Freescale Semiconductor, Inc. Class A (a)	36,400	1,385,020
Himax Technologies, Inc. sponsored ADR	28,600	163,306
Ikanos Communications, Inc.	21,900	257,763
Infineon Technologies AG sponsored ADR (a)	32,700	386,841
Integrated Device Technology, Inc. (a)	16,200	260,172
Intel Corp.	206,400	4,245,648
International Rectifier Corp. (a)	1,800	62,712
Intersil Corp. Class A	29,400	721,770
Linear Technology Corp.	5,800	180,496
LSI Logic Corp. (a)	42,800	351,816
Marvell Technology Group Ltd. (a)	78,500	1,520,545
Maxim Integrated Products, Inc.	4,900	137,543
Micrel, Inc. (a)	14,000	134,260
Microtune, Inc. (a)	50,560	245,722
Mindspeed Technologies, Inc. (a)	77,984	134,912
MoSys, Inc. (a)(d)	3,300	22,209
National Semiconductor Corp.	8,700	204,711
Netlogic Microsystems, Inc. (a)(d)	11,900	301,903
Novatek Microelectronics Corp.	67,538	319,230
O2Micro International Ltd. sponsored ADR (a)	50,454	348,637
Pericom Semiconductor Corp. (a)	29,100	283,725
PixArt Imaging, Inc.	38,000	285,201
Pixelplus Co. Ltd. sponsored ADR	10,900	18,966
PLX Technology, Inc. (a)	4,600	47,702
PMC-Sierra, Inc. (a)	14,100	83,754
RF Micro Devices, Inc. (a)	30,600	231,948
Saifun Semiconductors Ltd.	9,800	283,122
Semiconductor Manufacturing International Corp. sponsored ADR (a)	11,400	72,846
Semtech Corp. (a)	8,900	113,564
Silicon On Insulator Technologies SA (SOITEC) (a)	12,300	355,626
Skyworks Solutions, Inc. (a)	79,900	414,681
Spansion, Inc. Class A	27,200	453,424
STATS ChipPAC Ltd. sponsored ADR (a)	37,100	222,971
STMicroelectronics NV (NY Shares)	11,700	201,942
Texas Instruments, Inc.	8,300	275,975
Trident Microsystems, Inc. (a)	20,500	476,830
Vimicro International Corp. sponsored ADR	28,900	318,478

	Shares	Value
Winbond Electronics Corp. (a)	279,000	$83,843
Zoran Corp. (a)	4,500	72,360
		20,740,119
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,398,089
SOFTWARE - 10.2%
Application Software - 9.2%
Adobe Systems, Inc. (a)	24,150	904,418
Altiris, Inc. (a)	5,200	109,668
Ansoft Corp. (a)	6,330	157,680
Ansys, Inc. (a)	8,800	388,784
Autodesk, Inc. (a)	18,300	636,474
Citrix Systems, Inc. (a)	17,000	615,570
Cognos, Inc. (a)	5,700	208,050
FileNET Corp. (a)	3,000	104,490
Hyperion Solutions Corp. (a)	6,150	212,052
Informatica Corp. (a)	59,400	807,246
JDA Software Group, Inc. (a)	9,200	141,864
Kronos, Inc. (a)	6,100	207,949
NAVTEQ Corp. (a)	7,900	206,269
Open Solutions, Inc. (a)	9,200	265,052
Opsware, Inc. (a)	29,100	262,191
Quest Software, Inc. (a)	11,600	165,648
Salesforce.com, Inc. (a)	27,800	997,464
TIBCO Software, Inc. (a)	4,800	43,104
Ulticom, Inc. (a)	88,141	917,548
		7,351,521
Home Entertainment Software - 0.2%
Electronic Arts, Inc. (a)	2,900	161,472
Systems Software - 0.8%
Red Hat, Inc. (a)	17,360	365,949
Wind River Systems, Inc. (a)	21,800	233,478
		599,427
TOTAL SOFTWARE		8,112,420
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	3,900	174,369
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Wireless Facilities, Inc. (a)	16,700	35,738
TOTAL COMMON STOCKS (Cost $72,162,906)		80,253,536
Convertible Bonds - 0.1%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $130,000)	$130,000	$116,974
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 5.36% (b)	1,466,995	1,466,995
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,733,185	2,733,185
TOTAL MONEY MARKET FUNDS (Cost $4,200,180)		4,200,180
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $76,493,086)	84,570,690
NET OTHER ASSETS - (6.2)%	(4,930,233)
NET ASSETS - 100%	$79,640,457
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 271,806 or 0.3% of net assets.

(f)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$35,556
Fidelity Securities Lending Cash Central Fund	48,241
Total	$83,797
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $77,410,604. Net unrealized appreciation aggregated $7,160,086, of which $11,748,417 related to appreciated investment securities and $4,588,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

(formerly Telecommunications & Utilities Growth Portfolio)

September 30, 2006

VUT-QTLY-1106

1.807738.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 41.1%
Alternative Carriers - 6.8%
Global Crossing Ltd. (a)	7,921	$162,381
Level 3 Communications, Inc. (a)	526,900	2,818,915
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	73,500	1,397,235
		4,378,531
Integrated Telecommunication Services - 34.3%
AT&T, Inc.	191,987	6,251,097
BellSouth Corp.	146,430	6,259,883
Embarq Corp.	6,553	316,969
NTELOS Holding Corp.	2,300	29,371
Qwest Communications International, Inc. (a)	300,170	2,617,482
Verizon Communications, Inc.	169,977	6,311,245
Windstream Corp.	18,790	247,840
		22,033,887
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		26,412,418
ELECTRIC UTILITIES - 28.4%
Electric Utilities - 28.4%
Allegheny Energy, Inc. (a)	29,300	1,176,981
American Electric Power Co., Inc.	73,000	2,655,010
Edison International	68,300	2,844,012
Entergy Corp.	34,100	2,667,643
Exelon Corp.	50,400	3,051,216
FirstEnergy Corp.	6,220	347,449
FPL Group, Inc.	60,300	2,713,500
Pepco Holdings, Inc.	5,300	128,101
PPL Corp.	81,200	2,671,480
		18,255,392
GAS UTILITIES - 0.9%
Gas Utilities - 0.9%
Equitable Resources, Inc.	11,900	416,262
Southern Union Co.	6,100	161,101
		577,363
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.0%
Independent Power Producers & Energy Traders - 8.0%
AES Corp. (a)	68,450	1,395,696
Dynegy, Inc. Class A (a)	23,500	130,190
NRG Energy, Inc. (a)	12,400	561,720
TXU Corp.	49,080	3,068,482
		5,156,088

	Shares	Value
MEDIA - 1.6%
Broadcasting & Cable TV - 1.6%
EchoStar Communications Corp. Class A (a)	30,900	$1,011,666
MULTI-UTILITIES - 6.9%
Multi-Utilities - 6.9%
Ameren Corp.	2,300	121,417
CMS Energy Corp. (a)	41,310	596,516
Dominion Resources, Inc.	7,670	586,678
Duke Energy Corp.	33,600	1,014,720
Public Service Enterprise Group, Inc.	20,100	1,229,919
Sempra Energy	17,500	879,375
		4,428,625
WIRELESS TELECOMMUNICATION SERVICES - 10.1%
Wireless Telecommunication Services - 10.1%
ALLTEL Corp.	50,431	2,798,921
American Tower Corp. Class A (a)	4,042	147,533
Dobson Communications Corp. Class A (a)	28,500	200,070
Leap Wireless International, Inc. (a)	14,300	693,407
Sprint Nextel Corp.	157,475	2,700,696
		6,540,627
TOTAL COMMON STOCKS (Cost $53,794,015)		62,382,179
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 5.36% (b) (Cost $6,594,285)	6,594,285	6,594,285
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $60,388,300)	68,976,464
NET OTHER ASSETS - (7.3)%	(4,666,496)
NET ASSETS - 100%	$64,309,968
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$39,390
Fidelity Securities Lending Cash Central Fund	2,233
Total	$41,623
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $60,639,150. Net unrealized appreciation aggregated $8,337,314, of which $9,012,123 related to appreciated investment securities and $674,809 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2006

VVL-QTLY-1106

1.808797.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.2%
Hyundai Motor Co.	580	$49,646
Renault SA	600	68,820
		118,466
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	1,200	59,088
Hotels, Restaurants & Leisure - 0.7%
Gaylord Entertainment Co. (a)	2,600	114,010
McDonald's Corp.	9,140	357,557
		471,567
Household Durables - 0.7%
Sony Corp. sponsored ADR	8,100	326,916
Whirlpool Corp.	1,300	109,343
		436,259
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	4,200	120,792
Expedia, Inc. (a)	2,000	31,360
		152,152
Leisure Equipment & Products - 0.8%
Eastman Kodak Co.	24,020	538,048
Media - 2.7%
CBS Corp. Class B	4,481	126,230
Clear Channel Communications, Inc.	4,580	132,133
Clear Channel Outdoor Holding, Inc. Class A	2,200	44,880
Comcast Corp. Class A (a)	9,200	339,020
Live Nation, Inc. (a)	2,729	55,726
News Corp. Class A	14,138	277,812
Sun TV Ltd.	20	561
The Walt Disney Co.	16,030	495,487
Univision Communications, Inc. Class A (a)	4,400	151,096
Viacom, Inc. Class B (non-vtg.) (a)	2,081	77,372
		1,700,317
Multiline Retail - 1.4%
Family Dollar Stores, Inc.	4,100	119,884
Federated Department Stores, Inc.	8,500	367,285
Kohl's Corp. (a)	5,950	386,274
Lotte Shopping Co. Ltd. GDR (e)	2,100	37,163
		910,606
Specialty Retail - 2.1%
Best Buy Co., Inc.	5,050	270,478
Circuit City Stores, Inc.	3,000	75,330
Eddie Bauer Holdings, Inc. (a)	1,700	18,275
Gymboree Corp. (a)	2,500	105,450
Home Depot, Inc.	9,350	339,125
OfficeMax, Inc.	4,900	199,626
Staples, Inc.	4,800	116,784

	Shares	Value
TJX Companies, Inc.	4,600	$128,938
Urban Outfitters, Inc. (a)	5,200	91,988
		1,345,994
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	3,300	156,156
VF Corp.	900	65,655
		221,811
TOTAL CONSUMER DISCRETIONARY		5,954,308
CONSUMER STAPLES - 6.4%
Beverages - 0.7%
Diageo PLC sponsored ADR	1,100	78,144
The Coca-Cola Co.	8,000	357,440
		435,584
Food & Staples Retailing - 1.9%
Carrefour SA	800	50,552
CVS Corp.	5,200	167,024
Kroger Co.	24,300	562,302
Safeway, Inc.	7,300	221,555
Wal-Mart Stores, Inc.	4,600	226,872
		1,228,305
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	4,100	155,718
Nestle SA (Reg.)	317	110,543
Tyson Foods, Inc. Class A	3,900	61,932
		328,193
Household Products - 1.3%
Colgate-Palmolive Co.	14,000	869,400
Personal Products - 0.9%
Avon Products, Inc.	18,700	573,342
Tobacco - 1.1%
Altria Group, Inc.	9,020	690,481
TOTAL CONSUMER STAPLES		4,125,305
ENERGY - 10.4%
Energy Equipment & Services - 4.4%
FMC Technologies, Inc. (a)	4,800	257,760
GlobalSantaFe Corp.	3,900	194,961
Halliburton Co.	17,200	489,340
National Oilwell Varco, Inc. (a)	13,663	799,969
Noble Corp.	1,700	109,106
Pride International, Inc. (a)	9,000	246,780
Schlumberger Ltd. (NY Shares)	6,500	403,195
Smith International, Inc.	7,700	298,760
		2,799,871
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	5,100	223,533
Chevron Corp.	7,640	495,530
ConocoPhillips	2,280	135,728
CONSOL Energy, Inc.	6,100	193,553
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	14,100	$192,324
EOG Resources, Inc.	2,100	136,605
Exxon Mobil Corp.	18,100	1,214,510
Hess Corp.	2,000	82,840
Hugoton Royalty Trust	262	6,904
Massey Energy Co.	3,300	69,102
Occidental Petroleum Corp.	3,300	158,763
OMI Corp.	3,700	80,327
Quicksilver Resources, Inc. (a)	8,800	280,720
Ultra Petroleum Corp. (a)	4,500	216,495
Valero Energy Corp.	4,300	221,321
XTO Energy, Inc.	3,000	126,390
		3,834,645
TOTAL ENERGY		6,634,516
FINANCIALS - 25.6%
Capital Markets - 3.6%
Bear Stearns Companies, Inc.	550	77,055
Charles Schwab Corp.	7,100	127,090
Investors Financial Services Corp.	2,500	107,700
KKR Private Equity Investors, LP Restricted Depository Units (e)	7,392	159,298
Lehman Brothers Holdings, Inc.	3,400	251,124
MCF Corp. (a)	50,000	34,500
Merrill Lynch & Co., Inc.	1,440	112,637
Morgan Stanley	9,300	678,063
Nomura Holdings, Inc.	12,300	216,234
State Street Corp.	4,900	305,760
TradeStation Group, Inc. (a)	4,600	69,322
UBS AG (NY Shares)	3,000	177,930
		2,316,713
Commercial Banks - 1.9%
Boston Private Financial Holdings, Inc.	100	2,788
Kookmin Bank sponsored ADR	1,800	140,454
Mizuho Financial Group, Inc.	17	131,804
Standard Chartered PLC (United Kingdom)	2,300	58,899
UCBH Holdings, Inc.	6,200	108,252
Wachovia Corp.	8,362	466,600
Wells Fargo & Co.	9,740	352,393
		1,261,190
Consumer Finance - 0.3%
Capital One Financial Corp.	2,400	188,784
Diversified Financial Services - 6.4%
Bank of America Corp.	25,608	1,371,821
Citigroup, Inc.	20,350	1,010,785
IntercontinentalExchange, Inc.	1,500	112,605
JPMorgan Chase & Co.	33,996	1,596,452
		4,091,663

	Shares	Value
Insurance - 9.5%
ACE Ltd.	12,420	$679,747
American International Group, Inc.	33,060	2,190,556
Aspen Insurance Holdings Ltd.	10,700	276,381
Endurance Specialty Holdings Ltd.	1,300	45,838
Hartford Financial Services Group, Inc.	7,400	641,950
Hilb Rogal & Hobbs Co.	2,200	93,830
IPC Holdings Ltd.	6,500	197,730
Max Re Capital Ltd.	7,849	180,213
Montpelier Re Holdings Ltd.	9,600	186,144
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	600	94,887
Navigators Group, Inc. (a)	600	28,806
PartnerRe Ltd.	5,750	388,528
Platinum Underwriters Holdings Ltd.	13,100	403,873
Scottish Re Group Ltd.	3,800	41,306
Swiss Reinsurance Co. (Reg.)	966	73,939
W.R. Berkley Corp.	10,350	366,287
XL Capital Ltd. Class A	2,800	192,360
		6,082,375
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	3,800	49,932
Equity Office Properties Trust	3,300	131,208
Equity Residential (SBI)	11,100	561,438
General Growth Properties, Inc.	5,670	270,176
		1,012,754
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	18,210	1,018,121
Freddie Mac	3,300	218,889
Golden West Financial Corp., Delaware	1,370	105,833
Hudson City Bancorp, Inc.	8,700	115,275
W Holding Co., Inc.	459	2,713
		1,460,831
TOTAL FINANCIALS		16,414,310
HEALTH CARE - 11.6%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	8,300	119,603
Amgen, Inc. (a)	500	35,765
Biogen Idec, Inc. (a)	3,300	147,444
Cephalon, Inc. (a)(d)	6,969	430,336
ONYX Pharmaceuticals, Inc. (a)(d)	3,200	55,328
OSI Pharmaceuticals, Inc. (a)	1,800	67,554
		856,030
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	18,580	844,647
C.R. Bard, Inc.	1,600	120,000
Cooper Companies, Inc.	600	32,100
Hologic, Inc. (a)	600	26,112
Inverness Medical Innovations, Inc. (a)	3,400	118,184
Inverness Medical Innovations, Inc. (a)(f)	300	9,385
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thermogenesis Corp. (a)	6,000	$23,220
Varian Medical Systems, Inc. (a)	1,200	64,068
		1,237,716
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	1,400	64,988
Chemed Corp.	1,500	48,390
		113,378
Health Care Technology - 0.3%
Emdeon Corp. (a)	5,000	58,550
IMS Health, Inc.	1,800	47,952
WebMD Health Corp. Class A	1,500	51,510
		158,012
Life Sciences Tools & Services - 1.5%
Dionex Corp. (a)	1,300	66,222
Illumina, Inc. (a)	1,800	59,472
Thermo Electron Corp. (a)	9,700	381,501
Varian, Inc. (a)	3,000	137,610
Waters Corp. (a)	7,500	339,600
		984,405
Pharmaceuticals - 6.4%
Allergan, Inc.	700	78,827
Bristol-Myers Squibb Co.	14,200	353,864
Johnson & Johnson	4,500	292,230
Merck & Co., Inc.	26,800	1,122,920
Pfizer, Inc.	60,020	1,702,167
Schering-Plough Corp.	12,550	277,230
Wyeth	5,460	277,586
		4,104,824
TOTAL HEALTH CARE		7,454,365
INDUSTRIALS - 15.1%
Aerospace & Defense - 5.4%
General Dynamics Corp.	2,800	200,676
Goodrich Corp.	3,200	129,664
Hexcel Corp. (a)	15,000	212,250
Honeywell International, Inc.	60,700	2,482,630
Raytheon Co.	4,100	196,841
Rockwell Collins, Inc.	1,800	98,712
United Technologies Corp.	1,800	114,030
		3,434,803
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	2,100	93,618
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	2,000	61,827
AirTran Holdings, Inc. (a)	7,400	73,408
JetBlue Airways Corp. (a)	4,650	43,106

	Shares	Value
Southwest Airlines Co.	7,100	$118,286
UAL Corp. (a)	2,300	61,111
		357,738
Building Products - 0.5%
Masco Corp.	11,200	307,104
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,600	65,328
Robert Half International, Inc.	3,500	118,895
The Brink's Co.	3,400	180,404
		364,627
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	3,600	86,616
Fluor Corp.	3,800	292,182
Jacobs Engineering Group, Inc. (a)	2,200	164,406
		543,204
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	9,700	127,846
Industrial Conglomerates - 6.0%
General Electric Co.	88,140	3,111,334
Smiths Group PLC	7,000	117,474
Textron, Inc.	1,900	166,250
Tyco International Ltd.	16,430	459,876
		3,854,934
Machinery - 0.7%
Atlas Copco AB (A Shares)	1,100	28,897
Caterpillar, Inc.	1,900	125,020
Deere & Co.	2,250	188,798
Flowserve Corp. (a)	1,500	75,885
		418,600
Trading Companies & Distributors - 0.1%
Interline Brands, Inc. (a)	3,600	88,848
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,700	57,800
TOTAL INDUSTRIALS		9,649,122
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR	8,500	103,530
Comverse Technology, Inc. (a)	1,900	40,736
Dycom Industries, Inc. (a)	4,100	88,150
Lucent Technologies, Inc. (a)	31,000	72,540
MasTec, Inc. (a)	5,800	64,206
Motorola, Inc.	2,500	62,500
Nokia Corp. sponsored ADR	10,500	206,745
Nortel Networks Corp.	47,600	109,480
		747,887
Computers & Peripherals - 1.4%
Dell, Inc. (a)	8,100	185,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	16,800	$616,392
Imation Corp.	2,800	112,420
		913,816
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	7,000	228,830
Amphenol Corp. Class A	1,100	68,123
Jabil Circuit, Inc.	4,900	139,993
Molex, Inc.	5,800	226,026
Symbol Technologies, Inc.	23,300	346,238
Vishay Intertechnology, Inc. (a)	7,300	102,492
		1,111,702
Internet Software & Services - 0.5%
Google, Inc. Class A (sub. vtg.) (a)	650	261,235
Interwoven, Inc. (a)	8,000	88,240
		349,475
IT Services - 0.8%
First Data Corp.	3,900	163,800
Infosys Technologies Ltd. sponsored ADR	2,900	138,417
Mastercard, Inc. Class A	1,200	84,420
Paychex, Inc.	2,100	77,385
Satyam Computer Services Ltd. sponsored ADR	600	23,214
		487,236
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	2,900	103,646
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	3,300	58,509
Freescale Semiconductor, Inc. Class A (a)	4,120	156,766
Intel Corp.	14,900	306,493
Marvell Technology Group Ltd. (a)	4,200	81,354
Maxim Integrated Products, Inc.	2,100	58,947
Micron Technology, Inc. (a)	5,800	100,920
Samsung Electronics Co. Ltd.	150	105,252
Teradyne, Inc. (a)	4,600	60,536
		928,777
Software - 1.0%
Electronic Arts, Inc. (a)	2,900	161,472
Microsoft Corp.	4,900	133,917
Symantec Corp. (a)	16,100	342,608
		637,997
TOTAL INFORMATION TECHNOLOGY		5,280,536
MATERIALS - 5.7%
Chemicals - 2.1%
Chemtura Corp.	7,300	63,291
Cytec Industries, Inc.	2,000	111,180
E.I. du Pont de Nemours & Co.	5,320	227,909
Ecolab, Inc.	6,500	278,330

	Shares	Value
Georgia Gulf Corp.	2,100	$57,582
Lyondell Chemical Co.	3,975	100,846
NOVA Chemicals Corp.	5,300	162,373
Praxair, Inc.	4,800	283,968
Rohm & Haas Co.	1,900	89,965
		1,375,444
Containers & Packaging - 0.6%
Ball Corp.	1,200	48,540
Owens-Illinois, Inc. (a)	4,430	68,311
Packaging Corp. of America	3,800	88,160
Smurfit-Stone Container Corp. (a)	13,646	152,835
		357,846
Metals & Mining - 3.0%
Alcoa, Inc.	7,700	215,908
Allegheny Technologies, Inc.	1,280	79,603
Breakwater Resources Ltd. (a)	61,000	56,747
Freeport-McMoRan Copper & Gold, Inc. Class B	7,700	410,102
Mittal Steel Co. NV Class A (NY Shares)	5,200	180,648
Newmont Mining Corp.	10,150	433,913
Oregon Steel Mills, Inc. (a)	7,700	376,299
Phelps Dodge Corp.	2,300	194,810
		1,948,030
TOTAL MATERIALS		3,681,320
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	55,590	1,810,010
Covad Communications Group, Inc. (a)	27,000	40,230
TELUS Corp.	2,500	140,659
Verizon Communications, Inc.	17,500	649,775
		2,640,674
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	9,050	330,325
Sprint Nextel Corp.	9,244	158,535
		488,860
TOTAL TELECOMMUNICATION SERVICES		3,129,534
UTILITIES - 1.5%
Electric Utilities - 1.0%
Exelon Corp.	6,600	399,564
PPL Corp.	6,440	211,876
		611,440
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	3,900	79,521
Mirant Corp. (a)	2,296	62,704
		142,225
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	13,700	$197,828
TOTAL UTILITIES		951,493
TOTAL COMMON STOCKS (Cost $57,194,608)		63,274,809
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.36% (b)	1,808,328	1,808,328
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	432,000	432,000
TOTAL MONEY MARKET FUNDS (Cost $2,240,328)		2,240,328
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $59,434,936)	65,515,137
NET OTHER ASSETS - (2.2)%	(1,413,156)
NET ASSETS - 100%	$64,101,981
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,461 or 0.3% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,385 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$9,075
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$56,278
Fidelity Securities Lending Cash Central Fund	2,242
Total	$58,520
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $59,553,101. Net unrealized appreciation aggregated $5,962,036, of which $7,383,567 related to appreciated investment securities and $1,421,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2.Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006